UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5850

OneAmerica Funds, Inc.
(Exact name of registrant as specified in charter)

1 American Square, Indianapolis, IN,			46282
(Address of principal executive offices)			(Zip code)

Andrew J. Michie 1 American Square, Indianapolis, IN, 46282
(Name and address of agent for service)

Registrant’s telephone number, including area code:		317-285-1877

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

June 30, 2016

OneAmerica® Funds, Inc.

Semi-Annual Report

Note: The report and the financial statements contained herein are submitted for the general information of the Participants. The report is not to be distributed to prospective investors as sales literature unless accompanied or preceded by an effective prospectus of OneAmerica Funds, Inc., and AUL American Unit Trust, AUL American Individual Unit Trust, AUL American Individual Variable Life Unit Trust, or AUL American Individual Variable Annuity Unit Trust which contains further information concerning the sales charge, expenses, and other pertinent information.

Registered group and individual variable annuity and variable life contracts issued by American United Life Insurance Company® (AUL) are distributed by OneAmerica Securities, Inc., Member FINRA, SIPC, a wholly owned subsidiary of AUL.

OneAmerica® Funds, Inc.

Directors and Officers of OneAmerica Funds, Inc.

Joseph E. DeGroff, Chairman of the Board (1)

Gilbert F. Viets, Director (1)

Stephen J. Helmich, Director (1)

Dr. James L. Isch, Director (1)

Elaine E. Bedel, Director

John C. Mason, President

Andrew J. Michie, Treasurer

Nicholas C. Slabaugh, Assistant Treasurer

Stephen L. Due, Secretary and
Chief Compliance Officer

Sue E. Uhl, Anti-Money Laundering Officer

(1)  Audit Committee

A Message
From
The President
of OneAmerica Funds, Inc.

We are pleased to present this semi-annual report for OneAmerica Funds, Inc. covering the six-month period from January 1, 2016 through June 30, 2016. This report includes performance, financial information and holdings for each portfolio. I hope you find this information useful as you monitor and manage your investments.

The S&P 500 experienced its second correction of the last twelve months in February following the collapse of commodities prices. Commodities prices have since recovered meaningfully and stocks have followed, with the S&P 500 turning in a 2.7 percent positive price return through the first half of 2016. Subsequent to quarter end, stock markets have continued their upward climb, with the Dow Jones Industrial Average and S&P 500 both posting new all-time record highs in July. This is remarkable as it is occurring in a time when the economic outlook is relatively weak and earnings have been under pressure.

Bonds have performed remarkably well, with the Barclays Aggregate Index up by over 5 percent in the first half of 2016. Government bond yields have continued to decline as major central banks in Europe and Japan pursue aggressive easing of monetary policy. Negative interest rate policies exist in a growing number of major economies and a substantial portion of the sovereign debt markets globally are trading with negative yields. Negative interest rates are highly unusual and are indicative of how challenging it has been for policymakers to stimulate economic growth and counteract deflationary forces.

One of the drivers of volatility early in 2016 was the divergence of U.S. policy from that of other major economies, particularly in Europe and Japan. Global macroeconomic concerns and geopolitical uncertainty including the so called "Brexit" vote in the U.K. to exit the European Union have caused the Fed to strike a more dovish tone in recent weeks. Risk markets have reacted favorably to the Fed's more patient approach toward tightening monetary policy.

Recently, domestic economic data has been mixed but indicative of continued slow growth and low inflation. Together, the policies being pursued by European and Japanese central banks, weak growth prospects and low inflation expectations are all exerting additional downward pressure on U.S. interest rates. As less yield is available in high quality assets, market participants have been forced to move out the risk spectrum in search of yield wherever it can be found. As a consequence, credit spreads have been narrowing and stocks have been well supported.

The outlook for diminished economic growth in the U.S. and abroad and weak corporate fundamentals are at odds with risk assets at current prices. However, the forces of central bank accommodation are quite strong and this environment could persist for an extended period of time. Ultimately though, fundamentals need to improve to catch up with markets. More volatility should be expected as market participants assess the economic outlook, the impact of the Brexit vote and the outcome of our elections, just to name a few sources of uncertainty.

The Future of OneAmerica Funds

The OneAmerica Funds have been in existence for over 25 years. As the funds' markets have grown more and more crowded, it has become increasingly difficult to maintain sufficient scale of assets under management to operate the funds effectively. I am proud of what the funds have accomplished over their existence, and I am proud of the portfolio managers who have worked tirelessly to deliver products that are true to their style and investment objectives. However, it is with sadness that I announce our intent to close the funds, likely by the end of 2016. More information can be found in the footnotes to this report and in proxy materials that you will receive in coming weeks.

OneAmerica Funds, Inc. is comprised of four portfolios, each with a different directive. The Value Portfolio is an equity portfolio utilizing a multicap, value approach. The Investment Grade Bond Portfolio focuses primarily on intermediate investment grade bonds. The Asset Director Portfolio is a managed portfolio investing in stocks, bonds and cash based on our outlook for these various asset classes. And finally, the Socially Responsive Portfolio typically invests in financially strong companies that also adhere to specific moral beliefs.

Investment performance for each portfolio in OneAmerica Funds, Inc. for the first half of 2016 has been listed below.

Portfolio	Class O	Advisor Class
Value Portfolio	3.4%	3.2%
Investment Grade Bond Portfolio	5.5%	5.4%
Asset Director Portfolio	4.1%	4.0%
Socially Responsive Portfolio	3.4%	3.3%

Performance numbers for the OneAmerica portfolios are net of investment advisory fees and other expenses paid by each portfolio, but do not reflect specified contract, mortality and expense risk charges.

As always, I am grateful for the confidence you have placed in us by investing in the OneAmerica Funds, Inc.

John C. Mason
President
OneAmerica Funds, Inc.

Indianapolis, IN
August 12, 2016

(This Page Intentionally Left Blank)

Fees and Expenses (unaudited)

As an indirect shareholder of the OneAmerica Funds, Inc. (the "Fund"), you incur management fees, distribution fees (with respect to the Advisor Class), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), and then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads) nor do they have any variable contract costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/16	Ending Account Value 06/30/16	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period[1]
Value Portfolio – Class O
Actual	$1,000.00	$1,033.60	0.63%	$3.19
Hypothetical (5% return before expenses)	1,000.00	1,021.73	0.63	3.17
Value Portfolio – Advisor Class
Actual	1,000.00	1,032.10	0.93	4.70
Hypothetical (5% return before expenses)	1,000.00	1,020.24	0.93	4.67
Investment Grade Bond – Class O
Actual	1,000.00	1,055.00	0.70	3.58
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70	3.52
Investment Grade Bond – Advisor Class
Actual	1,000.00	1,053.50	1.00	5.11
Hypothetical (5% return before expenses)	1,000.00	1,019.89	1.00	5.02
Asset Director – Class O
Actual	1,000.00	1,041.10	0.62	3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.78	0.62	3.12
Asset Director – Advisor Class
Actual	1,000.00	1,039.50	0.92	4.67
Hypothetical (5% return before expenses)	1,000.00	1,020.29	0.92	4.62
Socially Responsive – Class O
Actual	1,000.00	1,033.90	1.20	6.07
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20	6.02
Socially Responsive – Advisor Class
Actual	1,000.00	1,032.50	1.50	7.58
Hypothetical (5% return before expenses)	1,000.00	1,017.40	1.50	7.52

1  Expenses for each portfolio are calculated using the portfolio's annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-months ended 6/30/16. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

OneAmerica Funds, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2016 (unaudited)

	Portfolio
	Value	Investment Grade Bond	Asset Director	Socially Responsive
Assets:
Investments in securities, at fair value	$148,253,322	$86,680,404	$281,733,421	$6,240,325
Cash	13,583	38,613	62,662	30,101
Receivable for capital stock issued	34,142	11,908	11,399	66
Dividends and interest receivable	242,527	554,617	840,064	10,011
Receivable for investments sold	2,601,894	–	1,223,356	20,514
Due from Advisor (Note 2)	–	–	–	2,534
Prepaid expense	4,591	4,591	4,590	4,591
Total assets	151,150,059	87,290,133	283,875,492	6,308,142
Liabilities:
Payable for capital stock redeemed	–	–	173,559	275
Payable for investments purchased	335,645	–	656,171	–
Accrued investment advisory fees	61,987	35,940	115,805	3,609
Accrued directors fees	1,897	1,897	1,897	1,897
Accrued distribution (12b-1) fee	4,036	863	15,327	852
Accrued expenses	53,639	38,201	86,972	3,274
Total liabilities	457,204	76,901	1,049,731	9,907
Net Assets	$150,692,855	$87,213,232	$282,825,761	$6,298,235
Net assets by class of shares:
Class O	$134,378,324	$83,735,484	$220,290,423	$2,830,018
Advisor Class	16,314,531	3,477,748	62,535,338	3,468,217
Total net assets	$150,692,855	$87,213,232	$282,825,761	$6,298,235
Shares outstanding:
Class O	5,835,877	7,377,091	11,764,205	231,106
Advisor Class	716,609	307,972	3,369,337	283,659
Total shares outstanding	6,552,486	7,685,063	15,133,542	514,765
Net asset value per share:
Class O	$23.03	$11.35	$18.73	$12.25
Advisor Class	$22.77	$11.29	$18.56	$12.23
Investments at cost	$117,004,496	$82,744,116	$235,191,493	$5,008,307
Analysis of net assets:
Paid-in-capital	$99,260,226	$81,991,787	$228,588,278	$4,833,331
Undistributed net investment income	1,444,613	1,048,945	2,313,165	25,897
Undistributed net realized gain	18,739,190	236,212	5,382,390	206,989
Net unrealized appreciation of investments	31,248,826	3,936,288	46,541,928	1,232,018
Net Assets	$150,692,855	$87,213,232	$282,825,761	$6,298,235

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2016 (unaudited)

	Portfolio
	Value	Investment Grade Bond	Asset Director	Socially Responsive
Investment Income:
Dividends (net of foreign withholding taxes of $7,534, $0, $6,503 and $438, respectively)	$1,997,856	$–	$1,833,051	$66,765
Interest	9,161	1,365,153	1,419,361	487
Total investment income	2,007,017	1,365,153	3,252,412	67,252
Expenses:
Investment advisory fee	428,601	223,238	687,619	21,063
Custodian and service agent fee	48,550	28,151	76,681	1,798
Distribution (12b-1) fee – Advisor Class	24,470	5,398	92,125	4,998
Professional fees	19,237	9,336	29,348	673
Director fees	15,580	15,580	15,580	15,580
Printing fees	11,977	6,114	19,219	421
Other	13,989	28,391	18,675	13,313
Total expenses before waived fees and reimbursed expenses	562,404	316,208	939,247	57,846
Waived fees and reimbursed expenses (Note 2)	–	–	–	(16,192)
Net expenses	562,404	316,208	939,247	41,654
Net investment income	1,444,613	1,048,945	2,313,165	25,598
Gain (loss) on investments:
Net realized gain on investments	13,139,363	345,025	3,533,004	187,917
Net change in unrealized appreciation (depreciation) on investments	(8,993,606)	3,394,556	5,255,077	(13,752)
Net realized and unrealized gain	4,145,757	3,739,581	8,788,081	174,165
Net increase in net assets from operations	$5,590,370	$4,788,526	$11,101,246	$199,763

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	Portfolio
	Value		Investment Grade Bond
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Net increase (decrease) in net assets from operations:
Net investment income	$1,444,613	$3,464,394	$1,048,945	$2,253,062
Net realized gain on investments	13,139,363	23,554,755	345,025	349,197
Net change in unrealized appreciation (depreciation) on investments	(8,993,606)	(40,064,650)	3,394,556	(2,352,033)
Net increase (decrease) in net assets from operations	5,590,370	(13,045,501)	4,788,526	250,226
Shareholder distributions:
From net investment income:
Class O	–	(3,349,410)	–	(2,357,089)
Advisor Class	–	(274,365)	–	(93,283)
From net realized gain:
Class O	–	(17,886,194)	–	(374,986)
Advisor Class	–	(1,801,420)	–	(16,902)
Total distributions	–	(23,311,389)	–	(2,842,260)
Shareholder transactions:
Proceeds from shares issued:
Class O	527,289	1,568,355	2,616,273	5,556,784
Advisor Class	529,186	2,504,517	159,950	898,498
Reinvested distributions:
Class O	–	21,235,604	–	2,732,075
Advisor Class	–	2,075,785	–	110,185
Cost of shares redeemed:
Class O	(51,658,276)	(36,225,976)	(10,392,782)	(15,316,690)
Advisor Class	(2,555,512)	(6,694,996)	(754,239)	(1,606,156)
Net decrease from shareholder transactions	(53,157,313)	(15,536,711)	(8,370,798)	(7,625,304)
Net increase (decrease) in net assets	(47,566,943)	(51,893,601)	(3,582,272)	(10,217,338)
Net assets at beginning of period	198,259,798	250,153,399	90,795,504	101,012,842
Net assets at end of period	$150,692,855	$198,259,798	$87,213,232	$90,795,504
Undistributed net investment income included in net assets at the end of period	$1,444,613	$–	$1,048,945	$–
Changes in capital stock outstanding
Shares issued:
Class O	23,461	62,699	238,889	498,039
Advisor Class	23,945	94,667	14,529	80,835
Reinvested distributions:
Class O	–	937,678	–	254,430
Advisor Class	–	92,566	–	10,299
Shares redeemed:
Class O	(2,282,785)	(1,390,809)	(940,167)	(1,371,645)
Advisor Class	(119,691)	(258,070)	(68,792)	(144,640)
Net decrease	(2,355,070)	(461,269)	(755,541)	(672,682)
Shares outstanding at beginning of period	8,907,556	9,368,825	8,440,604	9,113,286
Shares outstanding at end of period	6,552,486	8,907,556	7,685,063	8,440,604

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Portfolio
	Asset Director		Socially Responsive
	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015	Six Months Ended June 30, 2016 (unaudited)	Year Ended December 31, 2015
Net increase (decrease) in net assets from operations:
Net investment income	$2,313,165	$4,716,162	$25,598	$46,218
Net realized gain on investments	3,533,004	13,427,712	187,917	695,048
Net change in unrealized appreciation (depreciation) on investments	5,255,077	(26,443,599)	(13,752)	(1,045,996)
Net increase (decrease) in net assets from operations	11,101,246	(8,299,725)	199,763	(304,730)
Shareholder distributions:
From net investment income:
Class O	–	(4,047,388)	–	(25,599)
Advisor Class	–	(997,350)	–	(21,247)
From net realized gain:
Class O	–	(9,672,718)	–	(212,439)
Advisor Class	–	(2,872,425)	–	(266,714)
Total distributions	–	(17,589,881)	–	(525,999)
Shareholder transactions:
Proceeds from shares issued:
Class O	14,770,665	15,633,706	43,605	106,279
Advisor Class	3,714,668	31,329,333	72,384	139,576
Reinvested distributions:
Class O	–	13,720,106	–	238,038
Advisor Class	–	3,869,775	–	287,961
Cost of shares redeemed:
Class O	(15,532,003)	(29,785,439)	(14,677)	(1,601,608)
Advisor Class	(5,979,489)	(40,831,059)	(101,510)	(99,048)
Net decrease from shareholder transactions	(3,026,159)	(6,063,578)	(198)	(928,802)
Net increase (decrease) in net assets	8,075,087	(31,953,184)	199,565	(1,759,531)
Net assets at beginning of period	274,750,674	306,703,858	6,098,670	7,858,201
Net assets at end of period	$282,825,761	$274,750,674	$6,298,235	$6,098,670
Undistributed net investment income included in net assets at the end of period	$2,313,165	$–	$25,897	$299
Changes in capital stock outstanding
Shares issued:
Class O	819,315	789,824	3,672	7,815
Advisor Class	207,871	1,581,385	6,142	10,316
Reinvested distributions:
Class O	–	755,471	–	19,794
Advisor Class	–	214,653	–	23,947
Shares redeemed:
Class O	(856,876)	(1,523,938)	(1,269)	(115,450)
Advisor Class	(337,949)	(2,064,548)	(8,744)	(7,293)
Net decrease	(167,639)	(247,153)	(199)	(60,871)
Shares outstanding at beginning of period	15,301,181	15,548,334	514,964	575,835
Shares outstanding at end of period	15,133,542	15,301,181	514,765	514,964

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO

June 30, 2016 (unaudited)

Description	Shares	Value
Common Stocks (96.6%)
Aerospace & Defense (1.3%)
General Dynamics Corp.	13,700	$1,907,588
Agriculture (2.3%)
Archer-Daniels-Midland Co.	82,000	3,516,980
Apparel (2.0%)
Michael Kors Holdings Ltd.[1]	24,700	1,222,156
Wolverine World Wide, Inc.	91,200	1,853,184
		3,075,340
Auto Manufacturers (1.0%)
PACCAR, Inc.	29,400	1,524,978
Auto Parts and Equipment (1.6%)
BorgWarner, Inc.	53,700	1,585,224
Magna International, Inc.	23,800	834,666
		2,419,890
Banks (16.7%)
Bank of Hawaii Corp.	62,300	4,286,240
Bank of New York Mellon Corp. (The)	96,600	3,752,910
Capital One Financial Corp.	39,300	2,495,943
Citigroup, Inc.	52,089	2,208,052
JPMorgan Chase & Co.	61,807	3,840,687
Northern Trust Corp.	41,100	2,723,286
U.S. Bancorp	104,700	4,222,551
Wells Fargo & Co.	36,300	1,718,079
		25,247,748
Beverages (2.0%)
Coca-Cola Co. (The)	66,300	3,005,379
Biotechnology (2.3%)
Amgen, Inc.	17,500	2,662,625
United Therapeutics Corp.[1]	7,300	773,216
		3,435,841
Chemicals (1.5%)
Agrium, Inc.	17,100	1,546,182
LyondellBasell Industries NV, Class A	9,200	684,664
		2,230,846
Commercial Services (1.2%)
Quanta Services, Inc.[1]	41,100	950,232
Robert Half International, Inc.	21,800	831,888
		1,782,120
Computers (2.3%)
Apple, Inc.	36,600	3,498,960
Diversified Financial Services (2.5%)
Franklin Resources, Inc.	56,100	1,872,057
T Rowe Price Group, Inc.	25,300	1,846,141
		3,718,198
Electronics (3.7%)
Corning, Inc.	150,200	3,076,096
FLIR Systems, Inc.	50,400	1,559,880
Garmin Ltd.	23,800	1,009,596
		5,645,572
Food (3.7%)
Fresh Del Monte Produce, Inc.	33,900	1,845,177
Sysco Corp.	75,100	3,810,574
		5,655,751
Healthcare Products (5.6%)
Medtronic PLC	65,000	5,640,050
Zimmer Biomet Holdings, Inc.	22,900	2,756,702
		8,396,752
Description	Shares	Value
Home Builders (2.3%)
Thor Industries, Inc.	52,600	$3,405,324
Iron/Steel (1.3%)
Nucor Corp.	39,800	1,966,518
Metal Fabricate/Hardware (0.5%)
Valmont Industries, Inc.	5,200	703,404
Mining (1.7%)
Southern Copper Corp.	94,000	2,536,120
Miscellaneous Manufacturing (7.5%)
Carlisle Cos., Inc.	41,860	4,423,765
General Electric Co.	113,100	3,560,388
Illinois Tool Works, Inc.	31,300	3,260,208
		11,244,361
Office Furnishings (0.2%)
Steelcase, Inc., Class A	21,600	293,112
Oil & Gas (8.0%)
ConocoPhillips	24,900	1,085,640
Ensco PLC, Class A	37,800	367,038
Exxon Mobil Corp.	57,600	5,399,424
Marathon Petroleum Corp.	15,000	569,400
Occidental Petroleum Corp.	25,900	1,957,004
Phillips 66	14,900	1,182,166
Valero Energy Corp.	28,800	1,468,800
		12,029,472
Pharmaceuticals (6.9%)
Johnson & Johnson	29,500	3,578,350
McKesson Corp.	13,850	2,585,102
Merck & Co., Inc.	40,500	2,333,205
Pfizer, Inc.	55,450	1,952,395
		10,449,052
Retail (1.2%)
Home Depot, Inc. (The)	10,800	1,379,052
Kohl's Corp.	10,300	390,576
		1,769,628
Semiconductors (10.1%)
Applied Materials, Inc.	48,300	1,157,751
Intel Corp.	109,900	3,604,720
Maxim Integrated Products, Inc.	73,400	2,619,646
Microchip Technology, Inc.	44,200	2,243,592
QUALCOMM, Inc.	25,900	1,387,463
Skyworks Solutions, Inc.	11,800	746,704
Texas Instruments, Inc.	56,600	3,545,990
		15,305,866
Software (3.6%)
Microsoft Corp.	41,100	2,103,087
Oracle Corp.	79,600	3,258,028
		5,361,115
Telecommunications (1.1%)
Cisco Systems, Inc.	58,600	1,681,234
Transportation (2.5%)
Norfolk Southern Corp.	16,800	1,430,184
Tidewater, Inc.	49,100	216,531
Werner Enterprises, Inc.	91,400	2,099,458
		3,746,173
Total common stocks (cost: $114,304,496)		145,553,322

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
VALUE PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Shares	Value
Money Market Mutual Funds (1.8%)
BlackRock Liquidity TempFund Portfolio ,0.43%[2]	2,700,000	$2,700,000
Total money market mutual funds (cost: $2,700,000)		2,700,000
Total investments (98.4%) (cost: $117,004,496)		148,253,322
Other assets in excess of liabilities (1.6%)		2,439,533
Net assets (100.0%)		$150,692,855

The following abbreviations are used in the portfolio descriptions:

PLC – Public Limited Company

1  Non-Income producing securities.

2  The rate shown reflects the seven day yield as of June 30, 2016.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
VALUE PORTFOLIO

June 30, 2016 (unaudited)

Industry	% of Total Net Assets
Banks	16.7%
Semiconductors	10.1
Oil & Gas	8.0
Miscellaneous Manufacturing	7.5
Pharmaceuticals	6.9
Healthcare Products	5.6
Electronics	3.7
Food	3.7
Software	3.6
Diversified Financial Services	2.5
Transportation	2.5
Agriculture	2.3
Biotechnology	2.3
Computers	2.3
Home Builders	2.3
Apparel	2.0
Beverages	2.0
Money Market Mutual Funds	1.8
Mining	1.7
Auto Parts and Equipment	1.6
Chemicals	1.5
Aerospace & Defense	1.3
Iron/Steel	1.3
Commercial Services	1.2
Retail	1.2
Telecommunications	1.1
Auto Manufacturers	1.0
Metal Fabricate/Hardware	0.5
Office Furnishings	0.2
98.4
Other assets in excess of liabilities	1.6
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.9%)
U.S. Government and Agency Obligations (37.2%)
Federal Farm Credit Banks	1.850%	04/20/2020	$500,000	$514,934
Federal Home Loan Banks	4.875	09/08/2017	1,000,000	1,050,068
Federal Home Loan Banks	2.375	12/13/2019	500,000	524,558
U.S. Treasury Bonds	6.000	02/15/2026	500,000	704,160
U.S. Treasury Bonds	5.375	02/15/2031	400,000	593,266
U.S. Treasury Bonds	4.500	02/15/2036	400,000	576,156
U.S. Treasury Bonds	4.500	08/15/2039	300,000	433,687
U.S. Treasury Bonds	4.250	11/15/2040	100,000	140,023
U.S. Treasury Bonds	4.750	02/15/2041	100,000	150,043
U.S. Treasury Bonds	3.750	08/15/2041	550,000	717,428
U.S. Treasury Bonds	3.125	02/15/2042	400,000	472,656
U.S. Treasury Bonds	3.000	05/15/2042	600,000	693,047
U.S. Treasury Bonds	2.875	05/15/2043	250,000	281,123
U.S. Treasury Bonds	3.625	08/15/2043	250,000	322,549
U.S. Treasury Bonds	3.750	11/15/2043	150,000	197,906
U.S. Treasury Bonds	3.625	02/15/2044	200,000	257,875
U.S. Treasury Bonds	3.375	05/15/2044	500,000	616,231
U.S. Treasury Bonds	3.000	11/15/2044	150,000	172,465
U.S. Treasury Bonds	2.500	02/15/2045	300,000	312,340
U.S. Treasury Bonds	2.875	08/15/2045	50,000	56,145
U.S. Treasury Bonds	2.500	05/15/2046	700,000	729,449
U.S. Treasury Notes	0.625	09/30/2017	2,000,000	2,001,876
U.S. Treasury Notes	0.750	02/28/2018	500,000	501,367
U.S. Treasury Notes	2.875	03/31/2018	500,000	519,746
U.S. Treasury Notes	1.500	08/31/2018	250,000	254,717
U.S. Treasury Notes	1.375	09/30/2018	1,000,000	1,016,523
U.S. Treasury Notes	2.750	02/15/2019	3,500,000	3,689,217
U.S. Treasury Notes	1.500	02/28/2019	500,000	510,703
U.S. Treasury Notes	1.500	10/31/2019	1,000,000	1,023,281
U.S. Treasury Notes	1.625	12/31/2019	500,000	513,809
U.S. Treasury Notes	1.375	03/31/2020	500,000	509,453
U.S. Treasury Notes	3.500	05/15/2020	750,000	824,356
U.S. Treasury Notes	1.625	07/31/2020	300,000	308,496
U.S. Treasury Notes	2.625	11/15/2020	1,000,000	1,071,406
U.S. Treasury Notes	1.625	11/30/2020	1,000,000	1,029,297
U.S. Treasury Notes	3.125	05/15/2021	600,000	660,117
U.S. Treasury Notes	2.125	08/15/2021	1,600,000	1,686,125
U.S. Treasury Notes	2.000	10/31/2021	400,000	418,953
U.S. Treasury Notes	2.000	02/15/2022	700,000	733,195
U.S. Treasury Notes	1.750	03/31/2022	500,000	516,621
U.S. Treasury Notes	2.000	11/30/2022	1,000,000	1,046,602
U.S. Treasury Notes	2.000	02/15/2023	600,000	628,453
U.S. Treasury Notes	1.750	05/15/2023	500,000	515,801
U.S. Treasury Notes	1.625	05/31/2023	300,000	306,773
U.S. Treasury Notes	2.750	11/15/2023	200,000	220,469
U.S. Treasury Notes	2.750	02/15/2024	300,000	331,160
U.S. Treasury Notes	2.375	08/15/2024	550,000	592,023
U.S. Treasury Notes	2.250	11/15/2024	500,000	533,360
U.S. Treasury Notes	2.000	02/15/2025	250,000	261,563
U.S. Treasury Notes	2.000	08/15/2025	200,000	209,086
U.S. Treasury Notes	1.625	05/15/2026	500,000	506,114
Total U.S. government and agency obligations (cost: $30,193,614)				32,456,771
Mortgage-Backed and Asset-Backed Securities (29.0%)
Arbys Funding LLC, Ser. 2015-1A, Cl. A2, 144A1	4.969	10/30/2045	497,500	518,022
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	71,280	75,879
FHLMC Gold Pool #A11823	5.000	08/01/2033	11,705	13,023
FHLMC Gold Pool #A16641	5.500	12/01/2033	9,690	10,937
FHLMC Gold Pool #A27124	6.000	10/01/2034	2,686	3,048
FHLMC Gold Pool #A40159	5.500	11/01/2035	3,825	4,297

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.9%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.0%) (continued)
FHLMC Gold Pool #A40754	6.500%	12/01/2035	$51,121	$58,726
FHLMC Gold Pool #A41968	5.500	01/01/2036	19,132	21,326
FHLMC Gold Pool #A44969	6.500	04/01/2036	238,665	274,173
FHLMC Gold Pool #A45624	5.500	06/01/2035	1,583	1,763
FHLMC Gold Pool #A51101	6.000	07/01/2036	6,271	7,226
FHLMC Gold Pool #A56247	6.000	01/01/2037	140,668	160,152
FHLMC Gold Pool #A56634	5.000	01/01/2037	31,006	34,219
FHLMC Gold Pool #A56829	5.000	01/01/2037	7,873	8,689
FHLMC Gold Pool #A57135	5.500	02/01/2037	52,798	59,111
FHLMC Gold Pool #A58278	5.000	03/01/2037	48,904	54,167
FHLMC Gold Pool #A58965	5.500	04/01/2037	34,646	38,572
FHLMC Gold Pool #A91064	4.500	02/01/2040	181,255	198,957
FHLMC Gold Pool #A93990	4.000	09/01/2040	216,454	232,697
FHLMC Gold Pool #B12969	4.500	03/01/2019	6,097	6,238
FHLMC Gold Pool #B19462	5.000	07/01/2020	30,976	31,814
FHLMC Gold Pool #C01086	7.500	11/01/2030	9,552	11,308
FHLMC Gold Pool #C01271	6.500	12/01/2031	13,344	15,384
FHLMC Gold Pool #C01302	6.500	11/01/2031	7,084	8,138
FHLMC Gold Pool #C01676	6.000	11/01/2033	228,274	263,608
FHLMC Gold Pool #C03478	4.500	06/01/2040	167,923	184,111
FHLMC Gold Pool #C03520	4.000	09/01/2040	283,989	305,275
FHLMC Gold Pool #C09013	3.000	09/01/2042	390,275	405,633
FHLMC Gold Pool #C14872	6.500	09/01/2028	959	1,102
FHLMC Gold Pool #C20300	6.500	01/01/2029	3,690	4,239
FHLMC Gold Pool #C28221	6.500	06/01/2029	3,081	3,540
FHLMC Gold Pool #C35377	7.000	01/01/2030	564	628
FHLMC Gold Pool #C41636	8.000	08/01/2030	741	771
FHLMC Gold Pool #C56017	6.500	03/01/2031	80,790	93,900
FHLMC Gold Pool #C61802	5.500	12/01/2031	29,499	32,851
FHLMC Gold Pool #C64936	6.500	03/01/2032	7,973	9,282
FHLMC Gold Pool #C68790	6.500	07/01/2032	11,926	13,701
FHLMC Gold Pool #C74741	6.000	12/01/2032	28,800	33,175
FHLMC Gold Pool #C79460	5.500	05/01/2033	6,619	7,369
FHLMC Gold Pool #C79886	6.000	05/01/2033	65,813	74,743
FHLMC Gold Pool #E01216	5.500	10/01/2017	4,481	4,579
FHLMC Gold Pool #E01378	5.000	05/01/2018	13,595	13,953
FHLMC Gold Pool #E02735	3.500	10/01/2025	155,493	164,792
FHLMC Gold Pool #E91139	5.500	09/01/2017	17,459	17,755
FHLMC Gold Pool #E91646	5.500	10/01/2017	11,576	11,786
FHLMC Gold Pool #E92047	5.500	10/01/2017	6,053	6,161
FHLMC Gold Pool #E92196	5.500	11/01/2017	2,282	2,325
FHLMC Gold Pool #E95159	5.500	03/01/2018	12,034	12,319
FHLMC Gold Pool #E95734	5.000	03/01/2018	33,974	34,865
FHLMC Gold Pool #G01091	7.000	12/01/2029	6,909	7,882
FHLMC Gold Pool #G02060	6.500	01/01/2036	158,728	198,856
FHLMC Gold Pool #G08641	3.500	05/01/2045	739,275	780,243
FHLMC Gold Pool #G08687	3.500	01/01/2046	243,151	256,898
FHLMC Gold Pool #G08702	3.500	04/01/2046	248,154	262,250
FHLMC Gold Pool #G11753	5.000	08/01/2020	29,752	31,314
FHLMC Gold Pool #J01382	5.500	03/01/2021	45,870	48,010
FHLMC Gold Pool #J05930	5.500	03/01/2021	33,090	34,893
FHLMC Gold Pool #J25553	3.500	09/01/2028	164,319	175,224
FHLMC Gold Pool #Q14998	3.500	01/01/2043	309,739	327,056
FHLMC Gold Pool #Q17913	3.000	04/01/2043	402,585	418,156
FHLMC Gold Pool #Q23658	4.000	12/01/2043	169,580	182,330
FNMA Pool #256883	6.000	09/01/2037	78,116	89,202
FNMA Pool #357269	5.500	09/01/2017	26,632	27,112
FNMA Pool #357637	6.000	11/01/2034	119,073	137,023
FNMA Pool #545929	6.500	08/01/2032	17,440	20,100
FNMA Pool #555591	5.500	07/01/2033	56,462	64,039
FNMA Pool #584953	7.500	06/01/2031	9,871	9,963

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.9%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.0%) (continued)
FNMA Pool #651220	6.500%	07/01/2032	$17,513	$20,153
FNMA Pool #781776	6.000	10/01/2034	22,736	26,184
FNMA Pool #797509	4.500	03/01/2035	67,569	73,706
FNMA Pool #797536	4.500	04/01/2035	120,619	132,292
FNMA Pool #888120	5.000	10/01/2035	127,736	142,200
FNMA Pool #922224	5.500	12/01/2036	116,677	132,476
FNMA Pool #942956	6.000	09/01/2037	64,655	73,943
FNMA Pool #966587	5.500	01/01/2038	84,504	94,887
FNMA Pool #AA3263	5.000	02/01/2039	139,735	156,319
FNMA Pool #AB2155	4.000	01/01/2041	146,228	157,300
FNMA Pool #AB4295	3.500	01/01/2042	271,600	287,601
FNMA Pool #AB4490	3.000	02/01/2027	271,132	284,613
FNMA Pool #AB8896	3.000	04/01/2043	396,247	412,102
FNMA Pool #AC1607	4.500	08/01/2039	231,715	253,507
FNMA Pool #AD1662	5.000	03/01/2040	326,658	367,805
FNMA Pool #AD7078	4.500	06/01/2025	69,106	71,877
FNMA Pool #AE0216	4.000	08/01/2040	72,392	77,816
FNMA Pool #AE0949	4.000	02/01/2041	354,055	380,836
FNMA Pool #AE8406	3.500	11/01/2040	73,290	77,502
FNMA Pool #AH6920	4.500	04/01/2041	106,185	115,833
FNMA Pool #AI2408	4.000	05/01/2026	420,667	449,157
FNMA Pool #AI3402	5.000	05/01/2041	425,145	473,757
FNMA Pool #AI5868	4.500	07/01/2041	90,954	99,642
FNMA Pool #AJ6927	3.500	11/01/2041	122,577	129,828
FNMA Pool #AJ7524	3.000	01/01/2027	158,615	166,578
FNMA Pool #AJ9199	4.000	01/01/2042	387,363	416,508
FNMA Pool #AK3929	3.500	04/01/2042	166,987	176,254
FNMA Pool #AK6980	2.500	03/01/2027	200,555	208,106
FNMA Pool #AO0937	3.000	04/01/2027	148,534	156,017
FNMA Pool #AO7151	3.000	08/01/2042	307,606	319,939
FNMA Pool #AP2658	3.500	08/01/2042	334,218	353,664
FNMA Pool #AP6380	3.500	09/01/2042	327,229	346,097
FNMA Pool #AQ1185	3.000	10/01/2042	740,454	770,035
FNMA Pool #AQ7447	2.500	01/01/2028	325,467	337,771
FNMA Pool #AR9391	3.500	05/01/2043	207,772	219,714
FNMA Pool #AS1355	2.500	12/01/2028	187,778	194,848
FNMA Pool #AT2723	3.000	05/01/2043	390,034	405,623
FNMA Pool #AU1912	3.000	08/01/2043	170,190	176,979
FNMA Pool #AU8391	2.500	09/01/2028	406,359	421,669
FNMA Pool #AV0699	3.500	12/01/2043	172,261	182,090
FNMA Pool #MA0533	4.000	10/01/2040	267,861	288,200
FNMA Pool #MA0967	4.500	12/01/2041	416,618	456,572
FNMA Pool #MA1027	3.500	04/01/2042	134,381	142,311
FNMA Pool #MA1103	3.500	07/01/2042	286,461	303,237
FNMA Pool #MA1396	3.500	03/01/2043	178,448	188,734
FNMA Pool #MA2127	4.000	12/01/2044	426,247	457,137
GNMA Pool #443216	8.000	07/15/2027	3,190	3,190
GNMA Pool #457453	7.500	10/15/2027	3,300	3,342
GNMA Pool #479743	7.500	11/15/2030	7,894	8,250
GNMA Pool #511778	7.500	11/15/2030	16,065	16,988
GNMA Pool #540356	7.000	05/15/2031	25,873	29,183
GNMA Pool #552466	6.500	03/15/2032	27,549	32,380
GNMA Pool #574395	6.000	01/15/2032	69,036	78,908
GNMA Pool #577653	6.000	08/15/2032	15,620	17,871
GNMA Pool #585467	6.000	08/15/2032	45,907	52,567
GNMA Pool #591025	6.500	10/15/2032	30,691	35,014
GNMA Pool #717081	4.500	05/15/2039	252,867	278,584
GNMA Pool #718832	5.500	09/15/2039	211,921	238,187
GNMA Pool #719238	4.000	07/15/2040	475,099	511,295
GNMA Pool #721035	4.000	12/15/2039	21,661	23,468
GNMA Pool #723622	4.500	01/15/2040	81,510	89,961

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.9%) (continued)
Mortgage-Backed and Asset-Backed Securities (29.0%) (continued)
GNMA Pool #728451	5.000%	12/15/2039	$136,041	$154,136
GNMA Pool #729037	5.000	02/15/2040	218,358	245,282
GNMA Pool #737644	4.500	11/15/2040	228,017	255,988
GNMA Pool #738425	4.500	06/15/2041	77,314	85,177
GNMA Pool #738519	4.500	07/15/2041	76,213	84,133
GNMA Pool #760376	5.000	09/15/2041	14,626	16,286
GNMA Pool #762133	4.500	04/15/2041	90,887	100,130
GNMA Pool #773114	4.000	09/15/2041	75,960	81,632
GNMA Pool #778792	3.500	01/15/2042	161,547	172,220
GNMA Pool #779240	3.500	05/15/2042	121,391	129,390
GNMA Pool #782563	5.000	02/15/2039	68,246	76,446
GNMA Pool #784066	3.500	05/15/2045	234,757	249,378
GNMA Pool #796303	3.500	09/15/2042	287,260	306,033
GNMA Pool #AA2972	3.000	08/15/2042	277,758	290,410
GNMA Pool #AA6098	3.500	02/15/2043	324,613	345,278
GNMA Pool #AA6408	3.000	05/15/2043	354,730	370,949
GNMA Pool #AA7865	3.500	06/15/2042	79,862	84,933
GNMA Pool #AD2437	3.500	05/15/2043	463,054	493,155
GNMA Pool #AF4935	3.000	08/15/2043	480,233	502,109
GNMA Pool #AF5077	3.500	08/15/2043	151,472	161,320
GNMA Pool #AL5274	4.000	02/15/2045	225,087	241,969
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A1	3.290	03/25/2018	500,000	504,552
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A1,2	3.500	05/25/2043	556,023	572,096
Morgan Stanley Capital I Trust, Ser. 2015-420, Cl. A, 144A1	3.727	10/11/2050	500,000	539,329
Total mortgage-backed and asset-backed securities (cost: $24,325,718)				25,281,818
Municipal Bonds (1.1%)
District of Columbia	5.591	12/01/2034	250,000	334,180
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	500,000	641,975
Total municipal bonds (cost: $848,793)				976,155
Corporate Obligations (28.6%)
Aerospace & Defense (1.0%)
Boeing Co. (The), Sr. Unsec'd. Notes	3.500	03/01/2045	500,000	510,278
Spirit AeroSystems, Inc., Sr. Unsec'd. Notes	5.250	03/15/2022	342,000	359,172
				869,450
Auto Manufacturers (1.0%)
Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes	5.750	02/01/2021	750,000	852,544
Banks (5.4%)
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	550,664
Citigroup, Inc., Ser. R, Jr. Sub. Notes[2]	6.125	12/29/2049	500,000	507,500
Goldman Sachs Group, Inc. (The), Sr. Unsec'd. Notes	3.750	02/25/2026	500,000	526,250
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec'd. Notes	2.375	01/22/2018	500,000	506,720
JPMorgan Chase & Co., Sr. Unsec'd. Notes	4.250	10/15/2020	500,000	544,975
JPMorgan Chase & Co., Ser. 1, Jr. Sub. Notes[2]	7.900	04/29/2049	500,000	510,000
Morgan Stanley, Ser. GMTN, Sr. Unsec'd. Notes	2.375	07/23/2019	500,000	508,250
PNC Financial Services Group, Inc. (The), Ser. R, Jr. Sub. Notes[2]	4.850	05/29/2049	500,000	478,750
US Bancorp, Sr. Unsec'd. Notes	3.700	01/30/2024	500,000	550,003
				4,683,112
Beverages (0.6%)
Anheuser-Busch InBev Finance, Inc., Sr. Unsec'd. Notes	4.000	01/17/2043	500,000	515,193
Chemicals (1.2%)
Celanese US Holdings LLC, Sr. Unsec'd. Notes	4.625	11/15/2022	500,000	531,250
Mosaic Co. (The), Sr. Unsec'd. Notes	5.450	11/15/2033	500,000	552,966
				1,084,216

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.9%) (continued)
Corporate Obligations (28.6%) (continued)
Commercial Services (1.2%)
ERAC USA Finance LLC, Gtd. Notes, 144A1	3.300%	10/15/2022	$500,000	$518,869
Service Corp. International, Sr. Unsec'd. Notes	5.375	05/15/2024	500,000	518,750
				1,037,619
Distribution/Wholesale (0.7%)
WW Grainger, Inc., Sr. Unsec'd. Notes	4.600	06/15/2045	500,000	593,298
Diversified Financial Services (0.6%)
Janus Capital Group, Inc., Sr. Unsec'd. Notes	4.875	08/01/2025	500,000	540,673
Electric (1.8%)
Public Service Co. of New Mexico, Sr. Unsec'd. Notes	7.950	05/15/2018	500,000	556,807
Puget Energy, Inc., Sec'd. Notes	3.650	05/15/2025	500,000	513,388
WEC Energy Group, Inc., Sr. Unsec'd. Notes	3.550	06/15/2025	500,000	536,520
				1,606,715
Environmental Control (0.6%)
Waste Management, Inc., Sr. Unsec'd. Notes	3.900	03/01/2035	500,000	523,940
Food (1.2%)
Kraft Heinz Foods Co., Sr. Unsec'd. Notes, 144A1	4.375	06/01/2046	500,000	528,761
Sysco Corp., Sr. Unsec'd. Notes	3.750	10/01/2025	500,000	534,979
				1,063,740
Housewares (0.3%)
Newell Brands, Inc., Sr. Unsec'd. Notes	4.200	04/01/2026	250,000	271,013
Insurance (1.8%)
Allstate Corp. (The), Sub. Notes[2]	5.750	08/15/2053	500,000	512,750
Hanover Insurance Group, Inc. (The), Sr. Unsec'd. Notes	4.500	04/15/2026	500,000	516,186
Metropolitan Life Global Funding I, Sec'd. Notes, 144A1	3.000	01/10/2023	500,000	512,609
				1,541,545
Iron/Steel (0.6%)
Steel Dynamics, Inc., Sr. Unsec'd. Notes	5.250	04/15/2023	500,000	510,000
Media (0.6%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	500,000	551,682
Miscellaneous Manufacturing (0.3%)
Textron Financial Corp., Jr. Sub. Notes, 144A1,2	6.000	02/15/2067	500,000	305,000
Oil & Gas (2.3%)
Cimarex Energy Co., Sr. Unsec'd. Notes	4.375	06/01/2024	500,000	522,872
Noble Energy, Inc., Sr. Unsec'd. Notes	6.000	03/01/2041	500,000	537,730
Rowan Cos., Inc., Sr. Unsec'd. Notes	4.750	01/15/2024	500,000	406,250
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	548,586
				2,015,438
Pharmaceuticals (1.2%)
Actavis, Inc., Sr. Unsec'd. Notes	3.250	10/01/2022	500,000	510,843
Zoetis, Inc., Sr. Unsec'd. Notes	1.875	02/01/2018	500,000	501,466
				1,012,309
Pipelines (0.9%)
Kinder Morgan, Inc., Sr. Unsec'd. Notes	4.300	06/01/2025	750,000	767,940
REITS (1.1%)
EPR Properties, Sr. Unsec'd. Notes	4.500	04/01/2025	500,000	495,854
Omega Healthcare Investors, Inc., Sr. Unsec'd. Notes	4.500	04/01/2027	500,000	498,009
				993,863
Retail (0.8%)
Wal-Mart Stores, Inc., Sr. Unsec'd. Notes	5.250	09/01/2035	500,000	656,798
Savings & Loans (0.7%)
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/2021	500,000	590,562
Software (0.6%)
MSCI, Inc., Sr. Unsec'd. Notes, 144A1	5.250	11/15/2024	500,000	511,250

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (95.9%) (continued)
Corporate Obligations (28.6%) (continued)
Telecommunications (1.5%)
AT&T, Inc., Sr. Unsec'd. Notes	4.500%	05/15/2035	$500,000	$511,497
Verizon Communications, Inc., Sr. Unsec'd. Notes	4.400	11/01/2034	750,000	773,360
				1,284,857
Trucking & Leasing (0.6%)
Aviation Capital Group Corp., Sr. Unsec'd. Notes, 144A1	4.625	01/31/2018	500,000	510,000
Total corporate obligations (cost: $24,323,694)				24,892,757
Total long-term notes and bonds (cost: $79,691,819)				83,607,501
Short-Term Notes and Bonds (2.6%)[3]
U.S. Government and Agency Obligations (2.0%)
U.S. Treasury Notes	0.500	04/30/2017	700,000	699,966
U.S. Treasury Notes	3.125	04/30/2017	1,000,000	1,021,474
Total U.S. government and agency obligations (cost: $1,703,246)				1,721,440
Mortgage-Backed and Asset-Backed Securities (0.6%)
Farmer Mac Guaranteed Notes Trust 2007-1, Sec'd. Notes, 144A1	5.125	04/19/2017	500,000	518,036
FHLMC Gold Pool #E01007	6.000	08/01/2016	69	69
FHLMC Gold Pool #E85353	6.000	09/01/2016	1,137	1,139
FHLMC Gold Pool #E01085	5.500	12/01/2016	564	568
FHLMC Gold Pool #E01136	5.500	03/01/2017	2,009	2,029
FHLMC Gold Pool #E89823	5.500	05/01/2017	4,568	4,622
Total mortgage-backed and asset-backed securities (cost: $524,051)				526,463
Total short-term notes and bonds (cost: $2,227,297)				2,247,903
			Shares
Money Market Mutual Funds (0.9%)
BlackRock Liquidity TempFund Portfolio, 0.43%[4]			825,000	825,000
Total money market mutual funds (cost: $825,000)				825,000
Total investments (99.4%) (cost: $82,744,116)				86,680,404
Other assets in excess of liabilities (0.6%)				532,828
Net assets (100.0%)				$87,213,232

The following abbreviations are used in the portfolio descriptions:

CMO – Collateralized Mortgage Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

REITS – Real Estate Investment Trust

GLOB – Global

1  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

2  Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2016.

3  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2016.

4  The rate shown reflects the seven day yield as of June 30, 2016.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
INVESTMENT GRADE BOND PORTFOLIO

June 30, 2016 (unaudited)

Industry	% of Total Net Assets
U.S. Government & Agency Obligations	39.2%
Mortgage-Backed and Asset-Backed Securities	29.6
Banks	5.4
Oil & Gas	2.3
Electric	1.8
Insurance	1.8
Telecommunications	1.5
Chemicals	1.2
Commercial Services	1.2
Food	1.2
Pharmaceuticals	1.2
Municipal	1.1
REITS	1.1
Aerospace & Defense	1.0
Auto Manufacturers	1.0
Money Market Mutual Funds	0.9
Pipelines	0.9
Retail	0.8
Distribution/Wholesale	0.7
Savings & Loans	0.7
Beverages	0.6
Diversified Financial Services	0.6
Environmental Control	0.6
Iron/Steel	0.6
Media	0.6
Software	0.6
Trucking & Leasing	0.6
Housewares	0.3
Miscellaneous Manufacturing	0.3
99.4
Other assets in excess of liabilities	0.6
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO

June 30, 2016 (unaudited)

Description	Shares	Value
Common Stocks (52.5%)
Aerospace & Defense (0.7%)
General Dynamics Corp.	15,100	$2,102,524
Agriculture (1.4%)
Archer-Daniels-Midland Co.	93,300	4,001,637
Apparel (0.9%)
Michael Kors Holdings Ltd.[1]	20,200	999,496
Wolverine World Wide, Inc.	80,000	1,625,600
		2,625,096
Auto Manufacturers (0.6%)
PACCAR, Inc.	32,000	1,659,840
Auto Parts and Equipment (0.9%)
BorgWarner, Inc.	58,900	1,738,728
Magna International, Inc.	19,500	683,865
		2,422,593
Banks (9.4%)
Bank of Hawaii Corp.	66,500	4,575,200
Bank of New York Mellon Corp. (The)	104,400	4,055,940
Capital One Financial Corp.	34,800	2,210,148
Citigroup, Inc.	57,452	2,435,390
JPMorgan Chase & Co.	68,440	4,252,862
Northern Trust Corp.	44,600	2,955,196
U.S. Bancorp	114,000	4,597,620
Wells Fargo & Co.	30,400	1,438,832
		26,521,188
Beverages (0.9%)
Coca-Cola Co. (The)	57,500	2,606,475
Biotechnology (1.3%)
Amgen, Inc.	19,300	2,936,495
United Therapeutics Corp.[1]	6,500	688,480
		3,624,975
Chemicals (0.8%)
Agrium, Inc.	18,000	1,627,560
LyondellBasell Industries NV, Class A	10,000	744,200
		2,371,760
Commercial Services (0.5%)
Quanta Services, Inc.[1]	32,000	739,840
Robert Half International, Inc.	15,800	602,928
		1,342,768
Computers (1.4%)
Apple, Inc.	40,500	3,871,800
Diversified Financial Services (1.1%)
Franklin Resources, Inc.	49,600	1,655,152
T Rowe Price Group, Inc.	19,100	1,393,727
		3,048,879
Electronics (1.8%)
Corning, Inc.	165,700	3,393,536
FLIR Systems, Inc.	55,500	1,717,725
		5,111,261
Food (1.9%)
Fresh Del Monte Produce, Inc.	26,900	1,464,167
Sysco Corp.	79,800	4,049,052
		5,513,219
Healthcare Products (3.3%)
Medtronic PLC	70,300	6,099,931
Zimmer Biomet Holdings, Inc.	25,800	3,105,804
		9,205,735
Description	Shares	Value
Home Builders (1.3%)
Thor Industries, Inc.	58,000	$3,754,920
Iron/Steel (0.7%)
Nucor Corp.	40,600	2,006,046
Metal Fabricate/Hardware (0.3%)
Valmont Industries, Inc.	6,100	825,147
Mining (0.8%)
Southern Copper Corp.	81,500	2,198,870
Miscellaneous Manufacturing (4.1%)
Carlisle Cos., Inc.	48,500	5,125,480
General Electric Co.	99,500	3,132,260
Illinois Tool Works, Inc.	33,000	3,437,280
		11,695,020
Office Furnishings (0.1%)
Steelcase, Inc., Class A	23,800	322,966
Oil & Gas (4.0%)
ConocoPhillips	28,900	1,260,040
Ensco PLC, Class A	27,700	268,967
Exxon Mobil Corp.	51,100	4,790,114
Marathon Petroleum Corp.	16,700	633,932
Occidental Petroleum Corp.	28,000	2,115,680
Phillips 66	11,000	872,740
Valero Energy Corp.	28,400	1,448,400
		11,389,873
Pharmaceuticals (4.0%)
Johnson & Johnson	31,500	3,820,950
McKesson Corp.	15,100	2,818,415
Merck & Co., Inc.	46,600	2,684,626
Pfizer, Inc.	53,100	1,869,651
		11,193,642
Retail (0.6%)
Home Depot, Inc. (The)	10,300	1,315,207
Kohl's Corp.	7,800	295,776
		1,610,983
Semiconductors (5.4%)
Applied Materials, Inc.	37,900	908,463
Intel Corp.	121,400	3,981,920
Maxim Integrated Products, Inc.	78,600	2,805,234
Microchip Technology, Inc.	46,800	2,375,568
QUALCOMM, Inc.	28,500	1,526,745
Skyworks Solutions, Inc.	12,900	816,312
Texas Instruments, Inc.	45,300	2,838,045
		15,252,287
Software (2.4%)
Microsoft Corp.	42,600	2,179,842
Oracle Corp.	85,400	3,495,422
Paychex, Inc.	19,500	1,160,250
		6,835,514
Telecommunications (0.7%)
Cisco Systems, Inc.	64,900	1,861,981
Transportation (1.2%)
Norfolk Southern Corp.	14,000	1,191,820
Tidewater, Inc.	37,900	167,139
Werner Enterprises, Inc.	93,100	2,138,507
		3,497,466
Total common stocks (cost: $114,246,517)		148,474,465

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (31.5%)
U.S. Government and Agency Obligations (13.9%)
Federal Farm Credit Banks	1.850%	04/20/2020	$500,000	$514,934
Federal Home Loan Banks	4.875	09/08/2017	500,000	525,034
Federal Home Loan Banks	2.375	12/13/2019	500,000	524,558
FHLMC	1.000	09/29/2017	500,000	502,392
FHLMC	3.750	03/27/2019	750,000	809,757
FHLMC	1.250	08/01/2019	500,000	506,134
U.S. Treasury Bonds	5.250	11/15/2028	300,000	422,273
U.S. Treasury Bonds	5.375	02/15/2031	325,000	482,028
U.S. Treasury Bonds	3.500	02/15/2039	600,000	757,219
U.S. Treasury Bonds	4.375	11/15/2039	100,000	142,141
U.S. Treasury Bonds	4.375	05/15/2041	550,000	785,340
U.S. Treasury Bonds	3.750	08/15/2041	500,000	652,207
U.S. Treasury Bonds	3.125	02/15/2042	500,000	590,820
U.S. Treasury Bonds	3.000	05/15/2042	500,000	577,539
U.S. Treasury Bonds	3.125	02/15/2043	300,000	353,637
U.S. Treasury Bonds	2.875	05/15/2043	250,000	281,123
U.S. Treasury Bonds	3.625	08/15/2043	400,000	516,078
U.S. Treasury Bonds	3.625	02/15/2044	500,000	644,687
U.S. Treasury Bonds	2.500	02/15/2045	700,000	728,793
U.S. Treasury Bonds	3.000	11/15/2045	500,000	574,922
U.S. Treasury Bonds	2.500	02/15/2046	600,000	624,773
U.S. Treasury Notes	0.625	09/30/2017	600,000	600,563
U.S. Treasury Notes	1.875	10/31/2017	500,000	508,574
U.S. Treasury Notes	0.750	02/28/2018	1,750,000	1,754,785
U.S. Treasury Notes	0.750	03/31/2018	1,000,000	1,002,734
U.S. Treasury Notes	1.000	05/31/2018	750,000	755,801
U.S. Treasury Notes	2.375	06/30/2018	700,000	724,582
U.S. Treasury Notes	1.375	09/30/2018	600,000	609,914
U.S. Treasury Notes	1.750	10/31/2018	550,000	564,008
U.S. Treasury Notes	1.250	11/30/2018	500,000	507,129
U.S. Treasury Notes	2.750	02/15/2019	1,000,000	1,054,062
U.S. Treasury Notes	3.125	05/15/2019	750,000	801,621
U.S. Treasury Notes	1.125	05/31/2019	500,000	506,133
U.S. Treasury Notes	3.375	11/15/2019	600,000	651,961
U.S. Treasury Notes	1.250	01/31/2020	3,000,000	3,043,827
U.S. Treasury Notes	1.250	02/29/2020	750,000	761,192
U.S. Treasury Notes	1.125	03/31/2020	500,000	505,078
U.S. Treasury Notes	1.375	05/31/2020	500,000	509,180
U.S. Treasury Notes	1.875	06/30/2020	250,000	259,570
U.S. Treasury Notes	2.625	08/15/2020	250,000	267,266
U.S. Treasury Notes	2.000	11/30/2020	300,000	313,488
U.S. Treasury Notes	1.250	03/31/2021	500,000	505,821
U.S. Treasury Notes	3.125	05/15/2021	1,300,000	1,430,254
U.S. Treasury Notes	2.125	08/15/2021	800,000	843,062
U.S. Treasury Notes	1.500	01/31/2022	1,000,000	1,020,234
U.S. Treasury Notes	2.000	02/15/2022	1,000,000	1,047,422
U.S. Treasury Notes	2.000	11/30/2022	1,000,000	1,046,602
U.S. Treasury Notes	2.000	02/15/2023	1,000,000	1,047,422
U.S. Treasury Notes	1.500	03/31/2023	700,000	710,090
U.S. Treasury Notes	1.750	05/15/2023	500,000	515,801
U.S. Treasury Notes	2.500	08/15/2023	500,000	541,660
U.S. Treasury Notes	2.750	11/15/2023	300,000	330,703
U.S. Treasury Notes	2.000	02/15/2025	1,500,000	1,569,375
U.S. Treasury Notes	2.250	11/15/2025	800,000	853,500
U.S. Treasury Notes	1.625	02/15/2026	750,000	758,438
Total U.S. government and agency obligations (cost: $36,836,917)				39,438,241

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (31.5%) (continued)
Mortgage-Backed and Asset-Backed Securities (8.3%)
Arbys Funding LLC, Ser. 2015-1A, Cl. A2, 144A2	4.969%	10/30/2045	$497,500	$518,022
Avis Budget Rental Car Funding (AESOP) LLC, Ser. 2011-5A, Cl. A, 144A2	3.270	02/20/2018	500,000	503,820
FHLMC CMO, Ser. 2009-3589, Cl. PA	4.500	09/15/2039	71,280	75,879
FHLMC Gold Pool #A11823	5.000	08/01/2033	53,219	59,212
FHLMC Gold Pool #A14499	6.000	10/01/2033	32,707	37,145
FHLMC Gold Pool #A16641	5.500	12/01/2033	29,069	32,812
FHLMC Gold Pool #A42106	6.500	01/01/2036	73,048	83,916
FHLMC Gold Pool #A42908	6.000	02/01/2036	6,970	8,024
FHLMC Gold Pool #A51101	6.000	07/01/2036	8,258	9,515
FHLMC Gold Pool #A56247	6.000	01/01/2037	84,401	96,091
FHLMC Gold Pool #A58278	5.000	03/01/2037	25,271	27,991
FHLMC Gold Pool #A58965	5.500	04/01/2037	34,646	38,572
FHLMC Gold Pool #A91064	4.500	02/01/2040	362,510	397,913
FHLMC Gold Pool #B12969	4.500	03/01/2019	18,291	18,714
FHLMC Gold Pool #B19462	5.000	07/01/2020	15,488	15,907
FHLMC Gold Pool #C01086	7.500	11/01/2030	2,077	2,458
FHLMC Gold Pool #C01271	6.500	12/01/2031	5,560	6,410
FHLMC Gold Pool #C01302	6.500	11/01/2031	4,167	4,787
FHLMC Gold Pool #C01676	6.000	11/01/2033	14,895	17,201
FHLMC Gold Pool #C03478	4.500	06/01/2040	335,845	368,222
FHLMC Gold Pool #C03520	4.000	09/01/2040	283,990	305,275
FHLMC Gold Pool #C09013	3.000	09/01/2042	390,275	405,633
FHLMC Gold Pool #C14872	6.500	09/01/2028	3,590	4,124
FHLMC Gold Pool #C20853	6.000	01/01/2029	70,985	82,011
FHLMC Gold Pool #C56017	6.500	03/01/2031	64,652	75,143
FHLMC Gold Pool #C61802	5.500	12/01/2031	7,010	7,806
FHLMC Gold Pool #C65255	6.500	03/01/2032	4,612	5,298
FHLMC Gold Pool #C68790	6.500	07/01/2032	3,975	4,567
FHLMC Gold Pool #C74741	6.000	12/01/2032	8,471	9,757
FHLMC Gold Pool #C79886	6.000	05/01/2033	19,107	21,700
FHLMC Gold Pool #E02735	3.500	10/01/2025	155,493	164,792
FHLMC Gold Pool #E95159	5.500	03/01/2018	4,513	4,620
FHLMC Gold Pool #E95734	5.000	03/01/2018	13,258	13,606
FHLMC Gold Pool #G01477	6.000	12/01/2032	52,124	60,149
FHLMC Gold Pool #G01727	6.000	08/01/2034	132,833	153,393
FHLMC Gold Pool #G02060	6.500	01/01/2036	95,237	119,314
FHLMC Gold Pool #G08087	6.000	10/01/2035	31,162	35,808
FHLMC Gold Pool #G08641	3.500	05/01/2045	739,275	780,243
FHLMC Gold Pool #G08687	3.500	01/01/2046	243,151	256,898
FHLMC Gold Pool #G08702	3.500	04/01/2046	248,154	262,250
FHLMC Gold Pool #G11753	5.000	08/01/2020	29,752	31,314
FHLMC Gold Pool #G18376	4.000	01/01/2026	99,006	105,367
FHLMC Gold Pool #J05930	5.500	03/01/2021	16,545	17,447
FHLMC Gold Pool #Q14998	3.500	01/01/2043	309,739	327,056
FHLMC Gold Pool #Q17913	3.000	04/01/2043	402,585	418,156
FHLMC Gold Pool #Q23658	4.000	12/01/2043	169,580	182,330
FNMA Pool #357269	5.500	09/01/2017	6,053	6,162
FNMA Pool #357637	6.000	11/01/2034	21,948	25,257
FNMA Pool #545929	6.500	08/01/2032	8,139	9,380
FNMA Pool #555591	5.500	07/01/2033	16,392	18,592
FNMA Pool #584953	7.500	06/01/2031	4,387	4,428
FNMA Pool #651220	6.500	07/01/2032	3,503	4,031
FNMA Pool #725793	5.500	09/01/2019	60,132	62,770
FNMA Pool #890258	3.000	12/01/2025	261,558	274,357
FNMA Pool #914468	5.500	04/01/2037	90,294	101,750
FNMA Pool #915258	5.500	04/01/2037	67,646	75,915
FNMA Pool #922224	5.500	12/01/2036	89,752	101,905
FNMA Pool #942956	6.000	09/01/2037	32,328	36,971
FNMA Pool #945882	6.000	08/01/2037	65,183	74,553
FNMA Pool #AA2238	4.000	05/01/2024	46,739	49,536
FNMA Pool #AA3263	5.000	02/01/2039	139,735	156,319

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (31.5%) (continued)
Mortgage-Backed and Asset-Backed Securities (8.3%) (continued)
FNMA Pool #AB1241	3.500%	07/01/2025	$108,677	$115,248
FNMA Pool #AB4295	3.500	01/01/2042	271,600	287,601
FNMA Pool #AB4490	3.000	02/01/2027	13,626	14,303
FNMA Pool #AC8326	5.000	07/01/2040	314,503	349,207
FNMA Pool #AD0311	5.000	05/01/2038	213,773	237,896
FNMA Pool #AD1662	5.000	03/01/2040	326,658	367,805
FNMA Pool #AD7078	4.500	06/01/2025	69,106	71,877
FNMA Pool #AE0216	4.000	08/01/2040	72,392	77,816
FNMA Pool #AE0949	4.000	02/01/2041	354,055	380,836
FNMA Pool #AE2575	4.000	09/01/2040	192,677	207,238
FNMA Pool #AH5013	4.500	02/01/2041	284,069	316,149
FNMA Pool #AH6228	4.500	03/01/2041	354,226	394,218
FNMA Pool #AH8003	3.500	03/01/2041	92,440	97,814
FNMA Pool #AH9170	4.500	05/01/2041	261,675	289,810
FNMA Pool #AI5868	4.500	07/01/2041	90,954	99,642
FNMA Pool #AJ1954	4.000	10/01/2041	151,399	162,778
FNMA Pool #AJ6927	3.500	11/01/2041	122,577	129,828
FNMA Pool #AJ7524	3.000	01/01/2027	158,615	166,578
FNMA Pool #AJ7717	3.000	12/01/2026	113,101	118,774
FNMA Pool #AK0685	4.000	01/01/2042	233,866	251,445
FNMA Pool #AK3929	3.500	04/01/2042	166,987	176,254
FNMA Pool #AK6980	2.500	03/01/2027	200,555	208,106
FNMA Pool #AO7151	3.000	08/01/2042	307,606	319,939
FNMA Pool #AP2658	3.500	08/01/2042	334,218	353,664
FNMA Pool #AQ1185	3.000	10/01/2042	370,227	385,018
FNMA Pool #AQ7447	2.500	01/01/2028	325,467	337,771
FNMA Pool #AR4154	2.500	02/01/2028	370,651	384,698
FNMA Pool #AR9391	3.500	05/01/2043	207,772	219,714
FNMA Pool #AS1355	2.500	12/01/2028	187,778	194,848
FNMA Pool #AT2723	3.000	05/01/2043	390,034	405,623
FNMA Pool #AT4473	3.000	07/01/2043	419,380	436,118
FNMA Pool #AU1960	3.000	07/01/2043	200,586	208,351
FNMA Pool #AU3428	3.500	08/01/2043	189,729	200,612
FNMA Pool #AV0699	3.500	12/01/2043	172,261	182,090
FNMA Pool #MA0517	4.000	09/01/2020	183,290	190,269
FNMA Pool #MA0699	4.000	04/01/2041	183,145	196,449
FNMA Pool #MA1027	3.500	04/01/2042	134,382	142,311
FNMA Pool #MA1103	3.500	07/01/2042	286,461	303,237
FNMA Pool #MA2127	4.000	12/01/2044	426,248	457,137
GNMA Pool #431962	6.500	05/15/2026	3,708	4,230
GNMA Pool #436741	7.500	01/15/2027	4,424	4,967
GNMA Pool #443216	8.000	07/15/2027	1,669	1,669
GNMA Pool #479743	7.500	11/15/2030	7,894	8,250
GNMA Pool #511778	7.500	11/15/2030	6,287	6,648
GNMA Pool #515965	4.000	11/15/2041	186,060	200,165
GNMA Pool #552466	6.500	03/15/2032	12,856	15,111
GNMA Pool #574395	6.000	01/15/2032	6,768	7,736
GNMA Pool #690843	5.000	05/15/2038	36,208	40,604
GNMA Pool #718832	5.500	09/15/2039	168,904	189,838
GNMA Pool #727811	4.500	07/15/2040	392,156	432,039
GNMA Pool #729037	5.000	02/15/2040	218,358	245,282
GNMA Pool #737644	4.500	11/15/2040	228,017	255,988
GNMA Pool #738425	4.500	06/15/2041	38,657	42,588
GNMA Pool #738535	4.000	07/15/2041	137,985	148,432
GNMA Pool #739222	4.000	07/15/2040	52,502	56,466
GNMA Pool #741125	4.000	07/15/2040	46,150	49,611
GNMA Pool #741151	4.500	09/15/2040	147,154	162,120
GNMA Pool #741682	4.000	07/15/2041	102,571	110,550
GNMA Pool #741872	4.000	05/15/2040	153,925	165,946
GNMA Pool #762133	4.500	04/15/2041	90,886	100,130
GNMA Pool #778792	3.500	01/15/2042	161,547	172,220

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (31.5%) (continued)
Mortgage-Backed and Asset-Backed Securities (8.3%) (continued)
GNMA Pool #779241	3.500%	05/15/2042	$258,262	$275,277
GNMA Pool #782563	5.000	02/15/2039	68,246	76,446
GNMA Pool #796303	3.500	09/15/2042	287,261	306,033
GNMA Pool #AA2972	3.000	08/15/2042	277,758	290,410
GNMA Pool #AA6408	3.000	05/15/2043	177,365	185,474
GNMA Pool #AA7865	3.500	06/15/2042	79,862	84,933
GNMA Pool #AC4005	3.000	06/15/2043	203,449	212,772
GNMA Pool #AD2437	3.500	05/15/2043	463,054	493,155
GNMA Pool #AF4935	3.000	08/15/2043	160,078	167,370
GNMA Pool #AF5077	3.500	08/15/2043	151,472	161,320
GNMA Pool #AI0258	3.500	06/15/2044	222,808	237,451
GNMA Pool #AL2622	3.500	04/15/2045	225,245	239,164
GNMA Pool #AL5274	4.000	02/15/2045	225,087	241,969
Hertz Vehicle Financing LLC, Ser. 2011-1A, Cl. A2, 144A2	3.290	03/25/2018	500,000	504,552
JPMorgan Mortgage Trust, Ser. 2013-2, Cl. A2, 144A2,3	3.500	05/25/2043	556,023	572,095
Morgan Stanley Capital I Trust, Ser. 2015-420, Cl. A, 144A2	3.727	10/11/2050	500,000	539,329
Total mortgage-backed and asset-backed securities (cost: $22,827,466)				23,626,006
Municipal Bonds (0.3%)
District of Columbia	5.591	12/01/2034	250,000	334,180
Texas Transportation Commission State Highway Fund	5.178	04/01/2030	500,000	641,975
Total municipal bonds (cost: $848,793)				976,155
Corporate Obligations (9.0%)
Aerospace & Defense (0.3%)
Boeing Co. (The), Sr. Unsec'd. Notes	3.500	03/01/2045	500,000	510,278
Spirit AeroSystems, Inc., Sr. Unsec'd. Notes	5.250	03/15/2022	343,000	360,222
				870,500
Auto Manufacturers (0.3%)
Ford Motor Credit Co. LLC, Sr. Unsec'd. Notes	5.750	02/01/2021	750,000	852,544
Banks (1.7%)
Branch Banking & Trust Co., Sub. Notes	3.800	10/30/2026	500,000	550,664
Citigroup, Inc., Ser. R, Jr. Sub. Notes[3]	6.125	12/29/2049	500,000	507,500
Goldman Sachs Group, Inc. (The), Sr. Unsec'd. Notes	3.750	02/25/2026	500,000	526,250
Goldman Sachs Group, Inc. (The), Ser. GLOB, Sr. Unsec'd. Notes	2.375	01/22/2018	500,000	506,720
JPMorgan Chase & Co., Sr. Unsec'd. Notes	4.250	10/15/2020	500,000	544,975
JPMorgan Chase & Co., Ser. 1, Jr. Sub. Notes[3]	7.900	04/29/2049	500,000	510,000
Morgan Stanley, Ser. GMTN, Sr. Unsec'd. Notes	2.375	07/23/2019	500,000	508,250
PNC Financial Services Group, Inc. (The), Ser. R, Jr. Sub. Notes[3]	4.850	12/31/2049	500,000	478,750
US Bancorp, Sr. Unsec'd. Notes	3.700	01/30/2024	500,000	550,003
				4,683,112
Beverages (0.2%)
Anheuser-Busch InBev Finance, Inc., Sr. Unsec'd. Notes	4.000	01/17/2043	500,000	515,193
Chemicals (0.7%)
Celanese US Holdings LLC, Sr. Unsec'd. Notes	4.625	11/15/2022	500,000	531,250
Dow Chemical Co. (The), Sr. Unsec'd. Notes	4.375	11/15/2042	1,000,000	1,021,133
Mosaic Co. (The), Sr. Unsec'd. Notes	5.450	11/15/2033	500,000	552,966
				2,105,349
Commercial Services (0.4%)
ERAC USA Finance LLC, Gtd. Notes, 144A2	3.300	10/15/2022	500,000	518,869
Service Corp. International, Sr. Unsec'd. Notes	5.375	05/15/2024	500,000	518,750
				1,037,619
Distribution/Wholesale (0.2%)
WW Grainger, Inc., Sr. Unsec'd. Notes	4.600	06/15/2045	500,000	593,299
Diversified Financial Services (0.2%)
Janus Capital Group, Inc., Sr. Unsec'd. Notes	4.875	08/01/2025	500,000	540,673

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Long-Term Notes and Bonds (31.5%) (continued)
Corporate Obligations (9.0%) (continued)
Electric (0.6%)
Public Service Co. of New Mexico, Sr. Unsec'd. Notes	7.950%	05/15/2018	$500,000	$556,807
Puget Energy, Inc., Sec'd. Notes	3.650	05/15/2025	500,000	513,388
WEC Energy Group, Inc., Sr. Unsec'd. Notes	3.550	06/15/2025	500,000	536,520
				1,606,715
Environmental Control (0.2%)
Waste Management, Inc., Sr. Unsec'd. Notes	3.900	03/01/2035	500,000	523,940
Food (0.4%)
Kraft Heinz Foods Co., Sr. Unsec'd. Notes, 144A2	4.375	06/01/2046	500,000	528,761
Sysco Corp., Sr. Unsec'd. Notes	3.750	10/01/2025	500,000	534,979
				1,063,740
Housewares (0.1%)
Newell Brands, Inc., Sr. Unsec'd. Notes	4.200	04/01/2026	300,000	325,215
Insurance (0.5%)
Allstate Corp. (The), Sub. Notes[3]	5.750	08/15/2053	500,000	512,750
Hanover Insurance Group, Inc. (The), Sr. Unsec'd. Notes	4.500	04/15/2026	500,000	516,186
Metropolitan Life Global Funding I, Sec'd. Notes, 144A2	3.000	01/10/2023	500,000	512,609
				1,541,545
Iron/Steel (0.2%)
Steel Dynamics, Inc., Sr. Unsec'd. Notes	5.250	04/15/2023	500,000	510,000
Media (0.2%)
Comcast Corp., Gtd. Notes	4.250	01/15/2033	500,000	551,682
Miscellaneous Manufacturing (0.1%)
Textron Financial Corp., Jr. Sub. Notes, 144A2,3	6.000	02/15/2067	500,000	305,000
Oil & Gas (0.7%)
Cimarex Energy Co., Sr. Unsec'd. Notes	4.375	06/01/2024	500,000	522,872
Noble Energy, Inc., Sr. Unsec'd. Notes	6.000	03/01/2041	500,000	537,730
Rowan Cos., Inc., Sr. Unsec'd. Notes	4.750	01/15/2024	500,000	406,250
Valero Energy Corp., Gtd. Notes	6.625	06/15/2037	500,000	548,586
				2,015,438
Pharmaceuticals (0.4%)
Actavis, Inc., Sr. Unsec'd. Notes	3.250	10/01/2022	500,000	510,843
Zoetis, Inc., Sr. Unsec'd. Notes	1.875	02/01/2018	500,000	501,466
				1,012,309
Pipelines (0.3%)
Kinder Morgan, Inc., Sr. Unsec'd. Notes	4.300	06/01/2025	750,000	767,940
REITS (0.3%)
EPR Properties, Sr. Unsec'd. Notes	4.500	04/01/2025	500,000	495,854
Omega Healthcare Investors, Inc., Sr. Unsec'd. Notes	4.500	04/01/2027	500,000	498,009
				993,863
Savings & Loans (0.2%)
First Niagara Financial Group, Inc., Sub. Notes	7.250	12/15/2021	500,000	590,562
Software (0.2%)
MSCI, Inc., Sr. Unsec'd. Notes, 144A2	5.250	11/15/2024	500,000	511,250
Telecommunications (0.4%)
AT&T, Inc., Sr. Unsec'd. Notes	4.500	05/15/2035	500,000	511,497
Verizon Communications, Inc., Sr. Unsec'd. Notes	4.400	11/01/2034	750,000	773,360
				1,284,857
Trucking & Leasing (0.2%)
Aviation Capital Group Corp., Sr. Unsec'd. Notes, 144A2	4.625	01/31/2018	500,000	510,000
Total corporate obligations (cost: $24,768,571)				25,312,345
Total long-term notes and bonds (cost: $85,281,747)				89,352,747

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Short-Term Notes and Bonds[4] (6.1%)
U.S. Government and Agency Obligations (4.1%)
Federal Home Loan Bank Discount Note	5.000%	02/16/2017	$500,000	$514,077
Federal Home Loan Bank Discount Note	1.000	03/08/2017	500,000	501,639
FNMA	5.250	09/15/2016	500,000	504,931
FNMA	5.375	06/12/2017	500,000	522,217
U.S. Treasury Notes	3.250	07/31/2016	125,000	125,315
U.S. Treasury Notes	1.000	09/30/2016	600,000	600,968
U.S. Treasury Notes	0.625	10/15/2016	2,000,000	2,001,562
U.S. Treasury Notes	1.000	10/31/2016	750,000	751,641
U.S. Treasury Notes	0.625	12/15/2016	700,000	700,717
U.S. Treasury Notes	4.625	02/15/2017	500,000	513,008
U.S. Treasury Notes	0.500	03/31/2017	3,000,000	3,000,264
U.S. Treasury Notes	3.125	04/30/2017	250,000	255,369
U.S. Treasury Notes	0.875	04/30/2017	1,500,000	1,504,557
Total U.S. government & agency obligations (cost: $11,461,601)				11,496,265
Commercial Paper (1.8%)
Healthcare Services (0.7%)
Roche Holdings, Inc.	0.387	07/07/2016	2,000,000	1,999,860
Pharmaceuticals (1.1%)
Abbott Laboratories	0.632	07/11/2016	3,000,000	2,999,670
Total commercial paper (cost: $4,999,357)				4,999,530
Mortgage-Backed and Asset-Backed Securities (0.2%)
Farmer Mac Guaranteed Notes Trust 2007-1, Sec'd. Notes, 144A2	5.125	04/19/2017	500,000	518,037
FHLMC Gold Pool #E01007	6.000	08/01/2016	69	69
FHLMC Gold Pool #E85353	6.000	09/01/2016	1,137	1,139
Total mortgage-backed and asset-backed securities (cost: $516,899)				519,245
Total short-term notes and bonds (cost: $16,977,857)				17,015,040
			Shares
Exchange-Traded Funds (4.8%)
iShares Russell 2000 Growth ETF			23,000	3,155,140
iShares Russell Mid-Cap Growth ETF			27,700	2,592,166
iShares S&P 500 Growth ETF			47,800	5,572,524
iShares S&P Mid-Cap 400 Growth ETF			13,500	2,282,985
Total exchange-traded funds (cost: $8,025,692)				13,602,815
Money Market Mutual Funds (2.3%)
BlackRock Liquidity TempFund Portfolio, 0.43%[5]			6,400,000	6,400,000
Total money market mutual funds (cost: $6,400,000)				6,400,000
Mutual Funds (2.4%)
Vanguard Growth Index Fund			124,834	6,888,354
Total mutual funds (cost: $4,259,680)				6,888,354
Total investments (99.6%) (cost: $235,191,493)				281,733,421
Other assets in excess of liabilities (0.4%)				1,092,340
Net assets (100.0%)				$282,825,761

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO (continued)

June 30, 2016 (unaudited)

The following abbreviations are used in the portfolio descriptions:

CMO – Collateralized Mortgage Obligation

ETF – Exchange Traded Fund

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GLOB – Global

GMTN – Global Medium Term Note

GNMA – Government National Mortgage Association

LLC – Limited Liability Corporation

PLC – Public Limited Company

REITS – Real Estate Investment Trusts

1  Non-Income producing securities.

2  Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

3  Indicates a variable rate security. The interest rate shown reflects the rate in effect at June 30, 2016.

4  The interest rate for short-term notes reflects the yields for those securities as of June 30, 2016.

5  The rate shown reflects the seven day yield as of June 30, 2016.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
ASSET DIRECTOR PORTFOLIO

June 30, 2016 (unaudited)

Industry	% of Total Net Assets
U.S. Government & Agency Obligations	18.0%
Banks	11.1
Mortgage-Backed and Asset-Backed Securities	8.5
Pharmaceuticals	5.5
Semiconductors	5.4
Exchange-Traded Funds	4.8
Oil & Gas	4.7
Miscellaneous Manufacturing	4.2
Healthcare Products	3.3
Software	2.6
Mutual Funds	2.4
Food	2.3
Money Market Mutual Funds	2.3
Electronics	1.8
Chemicals	1.5
Agriculture	1.4
Computers	1.4
Biotechnology	1.3
Diversified Financial Services	1.3
Home Builders	1.3
Transportation	1.2
Beverages	1.1
Telecommunications	1.1
Aerospace & Defense	1.0
Apparel	0.9
Auto Manufacturers	0.9
Auto Parts and Equipment	0.9
Commercial Services	0.9
Iron/Steel	0.9
Mining	0.8
Healthcare Services	0.7
Electric	0.6
Retail	0.6
Insurance	0.5
Metal Fabricate/Hardware	0.3
Municipal	0.3
Pipelines	0.3
REITS	0.3
Distribution/Wholesale	0.2
Environmental Control	0.2
Media	0.2
Savings & Loans	0.2
Trucking & Leasing	0.2
Housewares	0.1
Office Furnishings	0.1
99.6
Other assets in excess of liabilities	0.4
Net Assets	100.0%

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO

June 30, 2016 (unaudited)

Description	Shares	Value
Common Stocks (92.7%)
Aerospace & Defense (1.2%)
General Dynamics Corp.	550	$76,582
Agriculture (2.2%)
Archer-Daniels-Midland Co.	3,300	141,537
Apparel (1.8%)
Michael Kors Holdings Ltd.[1]	900	44,532
Wolverine World Wide, Inc.	3,300	67,056
		111,588
Auto Manufacturers (0.9%)
PACCAR, Inc.	1,100	57,057
Auto Parts and Equipment (1.0%)
BorgWarner, Inc.	2,200	64,944
Banks (14.9%)
Bank of Hawaii Corp.	2,500	172,000
Bank of New York Mellon Corp. (The)	3,600	139,860
Capital One Financial Corp.	1,200	76,212
Citigroup, Inc.	1,800	76,302
JPMorgan Chase & Co.	2,650	164,671
Northern Trust Corp.	1,400	92,764
U.S. Bancorp	4,000	161,320
Wells Fargo & Co.	1,200	56,796
		939,925
Beverages (1.7%)
Coca-Cola Co. (The)	2,300	104,259
Biotechnology (3.7%)
Amgen, Inc.	900	136,935
Gilead Sciences, Inc.	800	66,736
United Therapeutics Corp.[1]	300	31,776
		235,447
Chemicals (1.9%)
Agrium, Inc.	1,000	90,420
LyondellBasell Industries NV, Class A	400	29,768
		120,188
Commercial Services (1.5%)
Quanta Services, Inc.[1]	1,000	23,120
Robert Half International, Inc.	1,900	72,504
		95,624
Computers (2.0%)
Apple, Inc.	1,300	124,280
Diversified Financial Services (2.8%)
Franklin Resources, Inc.	2,100	70,077
Janus Capital Group, Inc.	1,700	23,664
T Rowe Price Group, Inc.	1,100	80,267
		174,008
Electronics (2.7%)
Corning, Inc.	5,500	112,640
FLIR Systems, Inc.	1,900	58,805
		171,445
Food (4.6%)
Fresh Del Monte Produce, Inc.	2,200	119,746
Sysco Corp.	3,400	172,516
		292,262
Healthcare Products (6.4%)
Baxter International, Inc.	1,400	63,308
Medtronic PLC	2,500	216,925
Zimmer Biomet Holdings, Inc.	1,000	120,380
		400,613
Description	Shares	Value
Home Builders (1.6%)
Thor Industries, Inc.	1,600	$103,584
Home Furnishings (0.5%)
Harman International Industries, Inc.	400	28,728
Iron/Steel (1.8%)
Nucor Corp.	2,300	113,643
Metal Fabricate/Hardware (1.1%)
Valmont Industries, Inc.	500	67,635
Mining (1.1%)
Southern Copper Corp.	2,600	70,148
Miscellaneous Manufacturing (8.5%)
Carlisle Cos., Inc.	1,450	153,236
General Electric Co.	7,000	220,360
Illinois Tool Works, Inc.	1,550	161,448
		535,044
Office Furnishings (0.1%)
Steelcase, Inc., Class A	600	8,142
Oil & Gas (7.0%)
ConocoPhillips	1,200	52,320
Ensco PLC, Class A	1,000	9,710
Exxon Mobil Corp.	1,800	168,732
Marathon Petroleum Corp.	600	22,776
Occidental Petroleum Corp.	800	60,448
Phillips 66	700	55,538
Valero Energy Corp.	1,400	71,400
		440,924
Pharmaceuticals (2.9%)
AbbVie, Inc.	1,100	68,101
McKesson Corp.	600	111,990
		180,091
Retail (1.3%)
Home Depot, Inc. (The)	500	63,845
Kohl's Corp.	500	18,960
		82,805
Semiconductors (8.7%)
Applied Materials, Inc.	2,400	57,528
Intel Corp.	4,200	137,760
Maxim Integrated Products, Inc.	2,200	78,518
Microchip Technology, Inc.	1,800	91,368
QUALCOMM, Inc.	900	48,213
Texas Instruments, Inc.	2,100	131,565
		544,952
Software (4.8%)
Microsoft Corp.	3,100	158,627
Oracle Corp.	3,500	143,255
		301,882
Telecommunications (1.4%)
Cisco Systems, Inc.	3,050	87,505
Transportation (2.6%)
Norfolk Southern Corp.	900	76,617
Tidewater, Inc.	1,400	6,174
Werner Enterprises, Inc.	3,600	82,692
		165,483
Total common stocks (cost: $4,608,307)		5,840,325

(continued on next page)

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

SCHEDULE OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO (continued)

June 30, 2016 (unaudited)

Description	Shares	Value
Money Market Mutual Funds (6.4%)
BlackRock Liquidity TempFund Portfolio, 0.43%[2]	300,000	$300,000
Dreyfus Institutional Treasury & Agency Cash Advantage Fund – Hamilton Class, 0.25%[2]	100,000	100,000
Total money market mutual funds (cost: $400,000)		400,000
Total investments (99.1%) (cost: $5,008,307)		6,240,325
Other assets in excess of liabilities (0.9%)		57,910
Net assets (100.0%)		$6,298,235

The following abbreviations are used in the portfolio descriptions:

PLC – Public Limited Company

1  Non-Income producing securities.

2  The rate shown reflects the seven day yield as of June 30, 2016.

The accompanying notes are an integral part of the financial statements.

OneAmerica Funds, Inc.

REPRESENTATION OF INVESTMENTS
SOCIALLY RESPONSIVE PORTFOLIO

June 30, 2016 (unaudited)

Industry	% of Total Net Assets
Banks	14.9%
Semiconductors	8.7
Miscellaneous Manufacturing	8.5
Oil & Gas	7.0
Healthcare Products	6.4
Money Market Mutual Funds	6.4
Software	4.8
Food	4.6
Biotechnology	3.7
Pharmaceuticals	2.9
Diversified Financial Services	2.8
Electronics	2.7
Transportation	2.6
Agriculture	2.2
Computers	2.0
Chemicals	1.9
Apparel	1.8
Iron/Steel	1.8
Beverages	1.7
Home Builders	1.6
Commercial Services	1.5
Telecommunications	1.4
Retail	1.3
Aerospace & Defense	1.2
Metal Fabricate/Hardware	1.1
Mining	1.1
Auto Parts and Equipment	1.0
Auto Manufacturers	0.9
Home Furnishings	0.5
Office Furnishings	0.1
99.1
Other assets in excess of liabilities	0.9
Net Assets	100.0%

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Organization and Summary of Significant Accounting Policies

The OneAmerica Funds, Inc. (the "Fund") was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940 ("1940 Act"), as amended, as an open-end, diversified management investment company. As a "series" type of mutual fund, the Fund issues shares of common stock relating to the investment portfolios consisting of the Value Portfolio, Investment Grade Bond Portfolio, Asset Director Portfolio and Socially Responsive Portfolio (the "Portfolios"). Currently, the Fund offers shares only to separate accounts of American United Life Insurance Company® ("AUL") to serve as an underlying investment vehicle for variable annuity and variable life contracts. The Fund commenced operations on April 12, 1990.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services – Investment Companies.

Class O and Advisor Class Shares

The Fund issues Class O shares and Advisor Class shares of common stock relating to the Portfolios. The Class O shares and the Advisor Class shares are identical in all material respects, except that the Class O shares are not subject to the fee paid by Advisor Class shares pursuant to the 12b-1distribution plan as described in Note 2.

Fair Value Measurements

Various inputs are used in determining the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – Unadjusted quoted prices in active markets for identical assets.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Fund's own assumption based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities. Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith pursuant to procedures established by and under supervision of the Board of Directors.

The following is a description of the valuation techniques applied to the major categories of assets measured at fair value:

Equity Securities (Common Stock) – Securities traded on a national or international securities exchange, excluding the NASDAQ national market system, are valued at the last trade price on the primary exchange. Listed securities for which no sale was reported on the valuation date are valued at the mean of the latest bid and ask price. Securities that are principally traded on the NASDAQ national market system are generally valued at the NASDAQ Official Closing Price. Securities that are principally traded on the New York Stock Exchange ("NYSE") are stated at value as of the close of regular trading, normally 4:00 p.m., Eastern Standard Time. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities – The fair value is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, these values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Corporate Obligations – Corporate obligations for which representative market quotes are readily available are valued at the latest evaluated bid price or the mean of the latest bid and ask price. Certain corporate obligations may be priced using a matrix price as provided by a pricing vendor. While all corporate obligations are categorized in Level 2 of the fair value hierarchy, in instances where reliable observable market inputs cannot be obtained, they are categorized in Level 3.

Mutual Funds – Investments in mutual funds, including exchange-traded funds and money market mutual funds, are valued at the mutual fund's closing net asset value per share on the day of the valuation and are classified under Level 1 of the fair value hierarchy.

U.S. Government and Agency Obligations – U.S. Government obligations are valued at the latest evaluated bid price. Certain obligations may be valued using dealer quotations. U.S. Government and Agency obligations are categorized in Level 2 of the fair value hierarchy.

Municipal Bonds – The fair value of municipal bonds is estimated using recently executed transactions for identical or similar bonds. Municipal bonds are generally categorized in Level 2 of the fair value hierarchy.

Short-Term Fixed Income Securities – Short-term fixed income securities, with a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. These securities are listed under Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.  Organization and Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of June 30, 2016, in valuing the Portfolios' assets carried at fair value:

	Value Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$145,553,322	$–	$–	$145,553,322
Money Market Mutual Funds	2,700,000	–	–	2,700,000
Total	$148,253,322	$–	$–	$148,253,322
	Investment Grade Bond Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
U.S. Government and Agency Obligations	$–	$34,178,211	$–	$34,178,211
Mortgage-Backed and Asset-Backed Securities	–	25,808,281	–	25,808,281
Municipal Bonds	–	976,155	–	24,892,757
Corporate Obligations	–	24,892,757	–	976,155
Money Market Mutual Funds	825,000	–	–	825,000
Total	$825,000	$85,855,404	$–	$86,680,404
	Asset Director Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$148,474,465	$–	$–	$148,474,465
U.S. Government and Agency Obligations	–	50,934,506	–	50,934,506
Mortgage-Backed and Asset-Backed Securities	–	24,145,251	–	24,145,251
Municipal Bonds	–	976,155	–	976,155
Corporate Obligations	–	25,312,345	–	25,312,345
Commercial Paper	–	4,999,530	–	4,999,530
Exchange-Traded Funds	13,602,815	–	–	13,602,815
Money Market Mutual Funds	6,400,000	–	–	6,400,000
Mutual Funds	6,888,354	–	–	6,888,354
Total	$175,365,634	$106,367,787	$–	$281,733,421
	Socially Responsive Portfolio
	Level 1	Level 2	Level 3	Total
Investments in Securities[1]
Common Stocks	$5,840,325	$–	$–	$5,840,325
Money Market Mutual Funds	400,000	–	–	400,000
Total	$6,240,325	$–	$–	$6,240,325

1  Refer to Schedule of Investments for industry classifications.

It is the Portfolios' policy to recognize transfers in and transfers out of fair value as of the beginning of the year. The Portfolios did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the six months ended June 30, 2016, there have been no changes in the valuation methodologies and the Portfolios did not use any significant unobservable inputs (Level 3) in determining the fair value of investments.

The Fund's Board of Directors has the primary responsibility for fair value measurements and has delegated the responsibility of the daily valuation process to The Bank of New York Mellon (the "Bank") as fund accountant, and the investment advisor, OneAmerica Asset Management, LLC ("OAM"). The fund accountant, pursuant to the valuation policies and procedures adopted by the Board of Directors, is responsible for obtaining prices, testing valuation, and evaluating the integrity of the routine pricing process. The fund accountant is aided in its efforts by OAM, which is responsible for establishing the criteria for determining fair value of investments when prices are not readily available and communicating such information to the fund accountant. When determining the reliability of independent pricing services for investments owned by the Fund, the fund accountant, in conjunction with OAM, conducts due diligence reviews of the pricing process, including methodology, and monitors the quality of security prices received through various testing reports.

The categorization of the fair value measurements of investments priced by independent pricing services was based upon judgment of the inputs and methodologies used by the independent pricing services to value different asset classes. The Fund categorizes such

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.  Organization and Summary of Significant Accounting Policies (continued)

fair value measurements based upon asset classes and the underlying observable or unobservable inputs used to value such investments.

Security Transactions

Security transactions are recorded on the trade date. Realized gains and losses are determined on a specific identification accounting basis and are allocated among the share classes based on relative net assets.

Income and Expense

Dividend income is recorded on the ex-dividend date, and interest income is accrued daily from settlement date. Portfolio expenses are recorded on an accrual basis and are allocated among the Portfolios and share classes based on relative net assets or another appropriate allocation method. However, distribution fees are charged only to Advisor Class shares. Discounts and premiums on securities purchased are amortized using the interest method over the life of the respective securities.

Taxes

The Portfolios intend to continue to qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Portfolios policy is to distribute all net investment income and realized capital gains to relieve it from all, or substantially all, federal income taxes. Accordingly, no tax provision is recorded in the financial statements.

Dividend and Capital Gain Distributions

Dividends from net investment income and distributions from net realized gains on investments are declared and paid at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. The "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

2.  Related Party Transactions

On March 31, 2006, AUL purchased 350,000 shares of the Socially Responsive Portfolio for $3,500,000. The purchase was split evenly between the Class O and Advisor Class shares of the Portfolio (175,000 shares of Class O and 175,000 shares of the Advisor Class). As of June 30, 2016, AUL's investment at value in the Socially Responsive Portfolio Class O shares and Advisor Class shares is $2,580,297 and $2,503,698, respectively, representing 81% of the Portfolio.

The Fund has an investment advisory agreement with OAM. Under the Investment Advisory Agreement, OAM is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each Portfolio as follows:

Value	0.50%
Investment Grade Bond	0.50%
Asset Director	0.50%
Socially Responsive	0.70%

For Value Portfolio, Investment Grade Bond Portfolio and Asset Director Portfolio, OAM has contractually agreed that its fees may be reduced if the aggregate expenses exceed 1% (1.3% for the Advisor Class) of the average daily net assets of the respective portfolios during the year. To the extent that OAM has reduced its advisory fees to prevent aggregate expenses from exceeding 1% (1.3% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1% (1.3% for the Advisor Class) of the average daily net assets in that year. Additionally, the total amount of any increase in OAM's fees will not exceed the amount of the prior fee reduction. Through June 30, 2016, no such expenses have been waived or recouped.

For the Socially Responsive Portfolio, OAM has contractually agreed that its fees may be reduced and other expenses reimbursed if the aggregate expenses exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets during the year. To the extent that OAM has reduced its advisory fees to prevent aggregate expenses from exceeding 1.2% (1.5% for the Advisor Class) of its average daily net assets, it may increase its advisory fee during any of the next succeeding 3 years, provided that the aggregate expenses in any given year do not exceed 1.2% (1.5% for the Advisor Class) of the average daily net assets in that year. The total amount of any increase in OAM's fees will not exceed the amount of the prior fee reduction.

Year Waived	Amount Waived	Final Recoupment Year
2014	$8,280	2017
2015	$19,749	2018
2016	$16,192	2019

As of June 30, 2016, $2,534 in waived fees and expense reimbursement is due from OAM for the applicable portfolios. Other than the Socially Responsive Portfolio, OAM may terminate the policy of reducing its fee and/or assuming Fund expenses upon 30 days prior written notice to the Fund, and in any event, the policy will automatically terminate if the Investment Advisory Agreement is terminated. The total investment advisory fees incurred for the period ended June 30, 2016, were $1,360,521 for all portfolios.

During 2016, the Fund was notified by a related party investor, AUL, that the Value Portfolio was removed from its 401(k) retirement plan. Also during 2016, an additional related party investor, OneAmerica Financial Partners, Inc., the parent of AUL and OAM,

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

2.  Related Party Transactions (continued)

withdrew assets from the Value Portfolio. These items were previously disclosed within the subsequent events note included in the Annual Report for December 31, 2015.

Distribution and Servicing (12b-1) Plan

Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the Fund in the manner prescribed by Rule 12b-1 under the 1940 Act, the Fund has agreed to pay OneAmerica Securities, Inc., a wholly owned subsidiary of AUL, an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio, as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services provided. The plan fee is used by AUL for distribution-related services and other investor services with respect to the Advisor Class. The total fees incurred for the period ended June 30, 2016, for all portfolios were $126,991.

3.  Other Service Agreements

The Fund has agreements with the Bank whereby the Bank serves as custodian of the securities and other assets of the Fund, as the fund administrator and as the fund accountant. The Fund has an agreement with U.S. Bancorp Fund Services, LLC. ("USBFS") whereby USBFS serves as the Fund's transfer agent.

4.  Investment Transactions

Purchases and sales of investment securities (excluding short-term securities and money market mutual funds) during the period ended June 30, 2016, were:

	Value	Investment Grade Bond	Asset Director	Socially Responsive
U.S. Government Securities:
Purchases	$–	$1,520,238	$2,538,436	$–
Sales	–	5,488,023	6,750,127	–
Other Investment Securities:
Purchases	21,701,971	11,043,750	21,231,007	409,815
Sales	71,137,367	13,633,123	24,226,378	438,853

Common stock activity includes mutual fund trades.

5.  Authorized Capital Shares

The Fund has 620,000,000 authorized shares of $.001 par value capital stock, which includes 8,000,000 unallocated shares. The remaining shares are allocated to each of the Portfolios as follows:

Value Portfolio – Class O	135,000,000
Value Portfolio – Advisor Class	35,000,000
Investment Grade Bond Portfolio – Class O	135,000,000
Investment Grade Bond Portfolio – Advisor Class	35,000,000
Asset Director Portfolio – Class O	194,000,000
Asset Director Portfolio – Advisor Class	35,000,000
Socially Responsive Portfolio – Class O	27,000,000
Socially Responsive Portfolio – Advisor Class	16,000,000
612,000,000

6.  Shareholders

Shareholders, shares outstanding and percentage owned at June 30, 2016:

	Value Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	1,755,421	30.1%	234,703	32.8%
AUL Group Retirement Annuity Separate Account II	1,408,350	24.2%	481,906	67.2%
AUL Pooled Separate Accounts	1,129,146	19.3%	–	0.0%
AUL American Individual Unit Trust	211,561	3.6%	–	0.0%
AUL American Individual Variable Annuity Unit Trust	988,231	16.9%	–	0.0%
AUL American Individual Variable Life Unit Trust	343,169	5.9%	–	0.0%
	5,835,877	100.0%	716,609	100.0%

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

6.  Shareholders (continued)

	Investment Grade Bond Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	1,087,608	14.7%	221,936	72.1%
AUL Group Retirement Annuity Separate Account II	2,005,311	27.2%	86,036	27.9%
AUL Pooled Separate Accounts	2,016,816	27.3%	–	0.0%
AUL American Individual Unit Trust	132,226	1.8%	–	0.0%
AUL American Individual Variable Annuity Unit Trust	1,761,596	23.9%	–	0.0%
AUL American Individual Variable Life Unit Trust	373,534	5.1%	–	0.0%
	7,377,091	100.0%	307,972	100.0%
	Asset Director Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL American Unit Trust	3,358,892	28.6%	1,148,412	34.1%
AUL Group Retirement Annuity Separate Account II	7,044,322	59.8%	2,220,925	65.9%
AUL American Individual Unit Trust	149,688	1.3%	–	0.0%
AUL American Individual Variable Annuity Unit Trust	792,254	6.7%	–	0.0%
AUL American Individual Variable Life Unit Trust	419,048	3.6%	–	0.0%
	11,764,205	100.0%	3,369,337	100.0%
	Socially Responsive Portfolio
	Class O	% Ownership	Advisor Class	% Ownership
AUL	210,705	91.2%	204,768	72.2%
AUL American Unit Trust	13,590	5.9%	73,700	26.0%
AUL Group Retirement Annuity Separate Account II	6,811	2.9%	5,191	1.8%
	231,106	100.0%	283,659	100.0%

Each Portfolio has one or more significant shareholders and a transaction by these shareholders may impact the Portfolio's performance.

7.  Federal Tax Information

The tax components of dividends paid for the years ended December 31, 2015 and 2014 were as follows:

	Value		Investment Grade Bond
	12/31/15	12/31/14	12/31/15	12/31/14
Ordinary income	$3,598,555	$4,869,603	$2,450,395	$2,895,655
Long-term capital gains	19,712,834	32,945,447	391,842	241,967
Return of capital	–	–	23	–
	Asset Director		Socially Responsive
	12/31/15	12/31/14	12/31/15	12/31/14
Ordinary income	$5,021,812	$6,013,905	$46,846	$66,854
Long-term capital gains	12,568,069	28,071,114	479,153	–

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Value	Investment Grade Bond	Asset Director	Socially Responsive
Undistributed ordinary income	$–	$–	$–	$299
Undistributed long-term gain	5,596,758	–	1,855,036	35,755

Undistributed ordinary income amounts include distributions from short-term capital gains.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

7.  Federal Tax Information (continued)

For the year ended December 31, 2015, the reclassification arising from book/tax differences resulted in increases/decreases that were primarily due to principal paydown adjustments to the components of net assets were as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid-in Capital
Value Portfolio	$25,220	$(25,220)	$–
Investment Grade Bond Portfolio	187,314	(187,291)	(23)
Asset Director Portfolio	201,071	(201,071)	–

Unrealized appreciation (depreciation) for tax purposes at June 30, 2016:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Value	$117,001,427	$39,764,070	$(8,512,175)	$31,251,895
Investment Grade Bond	82,747,266	4,321,662	(388,524)	3,933,138
Asset Director	235,191,570	55,806,349	(9,264,498)	46,541,851
Socially Responsive	5,024,990	1,527,270	(311,935)	1,215,335

The difference between book and tax basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses in wash sales.

For federal income tax purposes, none of the Portfolios indicated below have capital loss carryforwards as of December 31, 2015, which would have been available to offset future capital gains, if any, to the extent allowed by the Internal Revenue Code. Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 ("post-enactment losses") for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Realized capital losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of each Portfolio's next taxable year. During the year ended December 31, 2015, the Portfolios shown below incurred and will elect to defer net post-October losses as indicated.

	Post October Capital Losses	Capital Loss Carryforward Utilized in Current Year
Investment Grade Bond Portfolio	$105,663	$–
Asset Director Portfolio	5,573	–
Socially Responsive Portfolio	–	179,690

The Fund has no Internal Revenue Service or state examinations in progress and is not aware of any pending examinations.

Management of the Fund has reviewed all open tax years (for the current and three prior calendar years) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Fund's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

8.  Indemnifications

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

9.  Risks and Contingencies

The Fund may invest in mortgage related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations ("CMO"), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property or physical assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association ("GNMA"), a

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

9.  Risks and Contingencies (continued)

wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and fixed income securities.

10.  Subsequent Events

On August 12, 2016, the Board of Directors of the Fund approved the Plans of Substitution ("Substitution") and Plans of Liquidation ("Liquidation") of the OneAmerica Asset Director Portfolio, OneAmerica Investment Grade Bond Portfolio, OneAmerica Value Portfolio, and the OneAmerica Socially Responsive Portfolio (each, a "Portfolio" and, collectively, the "Portfolios"), pursuant to which the Portfolios will be dissolved, liquidated and terminated, subject to approval by contract holders of a Plan of Substitution for the respective Portfolio. Each Substitution provides for the purchase of shares of beneficial interest of a different investment company (the "New Option") with the proceeds from the redemption of shares of a Portfolio. If a Plan of Substitution is approved, each shareholder of the Portfolio will beneficially own, immediately after the Substitution, a number of shares of the New Option having the same aggregate net asset value as the value of the shares of the Portfolio beneficially owned by that shareholder immediately prior to the Substitution. If the Plan of Substitution is approved by shareholders, purchases and transfers into the Portfolio may be accepted until the close of business on the date of substitution, which is anticipated to be on or about December 9, 2016 ("Substitution Date"). Shareholders may transfer out of the Portfolios at any time up until the close of business on the Substitution Date. Any shares of a Portfolio held at the close of business on the Substitution Date will automatically be substituted with shares of a New Option.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Value Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2016 (unaudited)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Per Share Operating Performance:
Net investment income[1]	$0.19	$0.41	$0.48	$0.39	$0.39	$0.30
Net gain (loss) on investments	0.56	(1.88)	2.73	6.63	2.22	(0.79)
Total from investment operations	0.75	(1.47)	3.21	7.02	2.61	(0.49)
Shareholder distributions
Net investment income	–	(0.47)	(0.50)	(0.42)	(0.41)	(0.31)
Realized gain	–	(2.50)	(4.24)	(0.13)	–	–
Net increase (decrease)	0.75	(4.44)	(1.53)	6.47	2.20	(0.80)
Net asset value at beginning of period	22.28	26.72	28.25	21.78	19.58	20.38
Net asset value at end of period	$23.03	$22.28	$26.72	$28.25	$21.78	$19.58
Total Return[2]	3.4%	(5.7%)	11.2%	32.3%	13.3%	(2.4%)
Supplemental Data:
Net assets, end of period (000)	$134,378	$180,340	$226,767	$243,919	$220,148	$219,733
Ratio to average net assets:
Expenses	0.63%[3]	0.59%	0.59%	0.58%	0.58%	0.59%
Net investment income	1.71%[3]	1.55%	1.65%	1.55%	1.84%	1.47%
Portfolio turnover rate	13%	15%	11%	13%	8%	8%
	Value Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2016 (unaudited)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Per Share Operating Performance:
Net investment income[1]	$0.16	$0.32	$0.39	$0.31	$0.32	$0.24
Net gain (loss) on investments	0.55	(1.86)	2.71	6.58	2.20	(0.77)
Total from investment operations	0.71	(1.54)	3.10	6.89	2.52	(0.53)
Shareholder distributions
Net investment income	–	(0.38)	(0.41)	(0.34)	(0.35)	(0.25)
Realized gain	–	(2.50)	(4.24)	(0.13)	–	–
Net increase (decrease)	0.71	(4.42)	(1.55)	6.42	2.17	(0.78)
Net asset value at beginning of period	22.06	26.48	28.03	21.61	19.44	20.22
Net asset value at end of period	$22.77	$22.06	$26.48	$28.03	$21.61	$19.44
Total Return[2]	3.2%	(6.0%)	10.8%	31.9%	13.0%	(2.7%)
Supplemental Data:
Net assets, end of period (000)	$16,315	$17,919	$23,387	$26,297	$25,541	$26,267
Ratio to average net assets:
Expenses	0.93%[3]	0.89%	0.89%	0.88%	0.88%	0.89%
Net investment income	1.45%[3]	1.25%	1.34%	1.24%	1.53%	1.18%
Portfolio turnover rate	13%	15%	11%	13%	8%	8%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Investment Grade Bond Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2016 (unaudited)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Per Share Operating Performance:
Net investment income[1]	$0.13	$0.26	$0.27	$0.26	$0.31	$0.40
Net gain (loss) on investments	0.46	(0.24)	0.33	(0.52)	0.18	0.43
Total from investment operations	0.59	0.02	0.60	(0.26)	0.49	0.83
Shareholder distributions
Net investment income	–	(0.30)	(0.31)	(0.32)	(0.36)	(0.42)
Realized gain	–	(0.05)	(0.04)	(0.07)	(0.23)	(0.14)
Net increase (decrease)	0.59	(0.33)	0.25	(0.65)	(0.10)	0.27
Net asset value at beginning of period	10.76	11.09	10.84	11.49	11.59	11.32
Net asset value at end of period	$11.35	$10.76	$11.09	$10.84	$11.49	$11.59
Total Return[2]	5.5%	0.2%	5.5%	(2.2%)	4.2%	7.4%
Supplemental Data:
Net assets, end of period (000)	$83,735	$86,913	$96,422	$110,256	$135,591	$138,673
Ratio to average net assets:
Expenses	0.70%[3]	0.66%	0.66%	0.64%	0.63%	0.64%
Net investment income	2.36%[3]	2.36%	2.37%	2.33%	2.66%	3.40%
Portfolio turnover rate	14%	25%	30%	49%	52%	48%
	Investment Grade Bond Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2016 (unaudited)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Per Share Operating Performance:
Net investment income[1]	$0.11	$0.23	$0.23	$0.23	$0.28	$0.36
Net gain (loss) on investments	0.46	(0.24)	0.33	(0.52)	0.17	0.43
Total from investment operations	0.57	(0.01)	0.56	(0.29)	0.45	0.79
Shareholder distributions
Net investment income	–	(0.26)	(0.28)	(0.28)	(0.32)	(0.38)
Realized gain	–	(0.05)	(0.04)	(0.07)	(0.23)	(0.14)
Net increase (decrease)	0.57	(0.32)	0.24	(0.64)	(0.10)	0.27
Net asset value at beginning of period	10.72	11.04	10.80	11.44	11.54	11.27
Net asset value at end of period	$11.29	$10.72	$11.04	$10.80	$11.44	$11.54
Total Return[2]	5.4%	(0.1%)	5.2%	(2.5%)	3.9%	7.0%
Supplemental Data:
Net assets, end of period (000)	$3,478	$3,883	$4,591	$6,097	$8,638	$8,866
Ratio to average net assets:
Expenses	1.00%[3]	0.96%	0.96%	0.95%	0.93%	0.94%
Net investment income	2.06%[3]	2.06%	2.07%	2.03%	2.36%	3.10%
Portfolio turnover rate	14%	25%	30%	49%	52%	48%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Asset Director Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2016 (unaudited)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Per Share Operating Performance:
Net investment income[1]	$0.16	$0.33	$0.37	$0.34	$0.38	$0.36
Net gain (loss) on investments	0.58	(0.85)	1.46	2.96	1.37	(0.22)
Total from investment operations	0.74	(0.52)	1.83	3.30	1.75	0.14
Shareholder distributions
Net investment income	–	(0.37)	(0.40)	(0.38)	(0.42)	(0.38)
Realized gain	–	(0.88)	(2.08)	(0.59)	(0.11)	(0.36)
Net increase (decrease)	0.74	(1.77)	(0.65)	2.33	1.22	(0.60)
Net asset value at beginning of period	17.99	19.76	20.41	18.08	16.86	17.46
Net asset value at end of period	$18.73	$17.99	$19.76	$20.41	$18.08	$16.86
Total Return[2]	4.1%	(2.8%)	8.9%	18.3%	10.4%	0.8%
Supplemental Data:
Net assets, end of period (000)	$220,290	$212,272	$232,779	$254,022	$241,500	$231,822
Ratio to average net assets:
Expenses	0.62%[3]	0.60%	0.60%	0.59%	0.59%	0.60%
Net investment income	1.75%[3]	1.66%	1.75%	1.75%	2.11%	2.06%
Portfolio turnover rate	9%	17%	18%	29%	28%	24%
	Asset Director Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2016 (unaudited)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Per Share Operating Performance:
Net investment income[1]	$0.13	$0.26	$0.30	$0.28	$0.32	$0.31
Net gain (loss) on investments	0.58	(0.85)	1.45	2.94	1.36	(0.23)
Total from investment operations	0.71	(0.59)	1.75	3.22	1.68	0.08
Shareholder distributions
Net investment income	–	(0.30)	(0.33)	(0.32)	(0.36)	(0.32)
Realized gain	–	(0.88)	(2.08)	(0.59)	(0.11)	(0.36)
Net increase (decrease)	0.71	(1.77)	(0.66)	2.31	1.21	(0.60)
Net asset value at beginning of period	17.85	19.62	20.28	17.97	16.76	17.36
Net asset value at end of period	$18.56	$17.85	$19.62	$20.28	$17.97	$16.76
Total Return[2]	4.0%	(3.1%)	8.5%	17.9%	10.0%	0.5%
Supplemental Data:
Net assets, end of period (000)	$62,535	$62,479	$73,925	$74,382	$78,400	$78,471
Ratio to average net assets:
Expenses	0.92%[3]	0.90%	0.90%	0.89%	0.89%	0.90%
Net investment income	1.45%[3]	1.35%	1.45%	1.45%	1.81%	1.77%
Portfolio turnover rate	9%	17%	18%	29%	28%	24%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

The per share amounts are based on shares outstanding throughout the period.

	Socially Responsive Portfolio – Class O
	For the six months ended	For years ended
	June 30, 2016 (unaudited)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Per Share Operating Performance:
Net investment income[1]	$0.06	$0.12	$0.13	$0.09	$0.11	$0.07
Net gain (loss) on investments	0.35	(0.79)	1.03	2.95	0.86	(0.39)
Total from investment operations	0.41	(0.67)	1.16	3.04	0.97	(0.32)
Shareholder distributions
Net investment income	–	(0.12)	(0.13)	(0.09)	(0.11)	(0.08)
Realized gain	–	(1.02)	–	–	–	–
Net increase (decrease)	0.41	(1.81)	1.03	2.95	0.86	(0.40)
Net asset value at beginning of period	11.84	13.65	12.62	9.67	8.81	9.21
Net asset value at end of period	$12.25	$11.84	$13.65	$12.62	$9.67	$8.81
Total Return[2]	3.4%	(5.0%)	9.2%	31.4%	11.0%	(3.5%)
Supplemental Data:
Net assets, end of period (000)	$2,830	$2,709	$4,320	$4,078	$2,576	$2,357
Ratio to average net assets:
Expenses	1.20%[3]	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses before waived fees and reimbursed expenses	1.75%[3]	1.49%	1.31%	1.48%	1.68%	1.67%
Net investment income	1.01%[3]	0.86%	1.03%	0.84%	1.12%	0.78%
Portfolio turnover rate	7%	11%	13%	11%	6%	11%
	Socially Responsive Portfolio – Advisor Class
	For the six months ended	For years ended
	June 30, 2016 (unaudited)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Per Share Operating Performance:
Net investment income[1]	$0.04	$0.08	$0.10	$0.06	$0.08	$0.04
Net gain (loss) on investments	0.35	(0.78)	1.02	2.95	0.86	(0.39)
Total from investment operations	0.39	(0.70)	1.12	3.01	0.94	(0.35)
Shareholder distributions
Net investment income	–	(0.08)	(0.10)	(0.06)	(0.08)	(0.05)
Realized gain	–	(1.02)	–	–	–	–
Net increase (decrease)	0.39	(1.80)	1.02	2.95	0.86	(0.40)
Net asset value at beginning of period	11.84	13.64	12.62	9.67	8.81	9.21
Net asset value at end of period	$12.23	$11.84	$13.64	$12.62	$9.67	$8.81
Total Return[2]	3.3%	(5.3%)	8.9%	31.1%	10.7%	(3.8%)
Supplemental Data:
Net assets, end of period (000)	$3,468	$3,390	$3,538	$3,276	$2,422	$2,441
Ratio to average net assets:
Expenses	1.50%[3]	1.50%	1.50%	1.50%	1.50%	1.50%
Expenses before waived fees and reimbursed expenses	2.06%[3]	1.80%	1.61%	1.80%	1.98%	1.98%
Net investment income	0.72%[3]	0.59%	0.73%	0.55%	0.82%	0.49%
Portfolio turnover rate	7%	11%	13%	11%	6%	11%

1  Net investment income is calculated based on average shares outstanding.

2  Total investment return is calculated by assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestments of dividends and distributions. The total return does not include separate account or contract charges. Total returns for periods less than one year are not annualized.

3  Annualized.

The accompanying notes are an integral part of the financial statements.

OTHER INFORMATION (unaudited)

Advisory Agreement

At a meeting of the Board of Directors held on March 11, 2016, the Board approved the Investment Advisory Agreement between the Fund and its Advisor, OAM. In considering this matter, the Board considered the nature and extent and quality of services provided by the Investment Advisor, the investment performance of the portfolios, the costs of services and profitability of the Advisor, economies of scale realized by the Fund, and any fallout benefits realized by virtue of the arrangement between the Fund and the Advisor.

The Board considered the quality of the Fund's investment management over both the short and long-term periods, and took into account the organizational depth and stability of the Advisor. The Advisor's portfolio managers have extensive education and experience, several earning MBAs and CFA designations. The team oversees the management of a sizeable portfolio. The Advisor adheres to a sound, disciplined investment management process, and the portfolio management team has considerable experience, stability and depth. The Board concluded that the Advisor's experience, stability, depth and performance, among other factors, warranted approval of the Investment Advisory Agreement.

The Board next considered the performance of the portfolios, including any periods of relative out-performance or underperformance.

The Board also reviewed the fees and total expenses of the portfolios (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar portfolios. They also reviewed the financial strength of the Advisor, ratings from the various rating agencies, and the fee charged by the Advisor for the services under the agreement.

Finally, the Board reviewed the economies of scale and fall out benefits.

Based on the information provided to the Fund's Board of Directors and the considerations and conclusions above, the Board concluded that the factors considered justified the approval of the Investment Advisory Agreement for a period of one year continuing until the regularly scheduled meeting of the Board of Directors in February 2017.

Statement of Additional Information

There is a Statement of Additional Information that contains more detailed information about the Fund. The Fund also files annual and semi-annual reports with the SEC. These reports provide more information about the Portfolios' investments. The annual report also discusses market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year.

You may request a free copy of the Statement of Additional Information by writing to us at One American Square, c/o Legal Department, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. If you have other questions, call or write us.

Information about the Fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., which may be contacted at 1-202-551-8090. Reports and other information is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information can be ordered by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by e-mailing your request to publicinfo@sec.gov. The SEC will charge a duplicating fee for those services. Please reference the Fund's Investment Company Act file number, 811-05850, in your correspondence.

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in each portfolio is available, without charge and upon request, by calling 1-800-249-6269. This information is also available by accessing the SEC website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling 1-800-249-6269. Furthermore, you can obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.

MANAGEMENT OF THE FUND (unaudited)

Management Information

Overall responsibility for management of the Fund rests with the Board of Directors, who are elected by the shareholders of the Fund. Each member of the Board of Directors is responsible for 4 portfolios in the fund complex. The Directors elect the officers of the Fund to actively supervise its day-to-day activities. The Directors and officers of the Fund can be reached at OneAmerica Funds, Inc. c/o Legal Department, One American Square, Indianapolis, IN 46282.

Board Members of the Fund

Name and Year of Birth	Current Position with the Fund	Director Since	Principal Occupation(s) During the Past 5 Years	Other Directorships held by Director
Interested Director
Elaine E. Bedel[1], 1952	• Director[2]	2/22/2013	• CEO and President, Bedel Financial Consulting, Inc. (1989 to present)	• None
Independent Directors
Joseph E. DeGroff[3], 1953	• Chairman of the Board[2]	11/4/2010	• Partner, Ice Miller, LLP (Law Firm) (1996 until his retirement in 12/2013)	• None
Dr. James L. Isch, 1950	• Chairman of the Audit Committee[2] & Lead Independent Director[2]	11/12/2009	• Chief Operating Officer, NCAA (9/2010 until his retirement in 2/2015) • Interim President, NCAA (9/2009 to 9/2010) • Senior Vice President of Administration and CFO, NCAA (1998 to 9/2009)	• None
Stephen J. Helmich, 1949	• Director[2]	12/17/2004	• Executive Vice President, Damar Foundation (2016 to present) • President, Cathedral High School (1999 until his retirement in 2/2016)	• None
Gilbert F. Viets[4], 1943	• Director[2]	9/27/2004	• Deputy Commissioner and Chief of Staff, Indiana Department of Transportation (12/2006 until his retirement in 11/2008)	• None

1  This individual is an "interested person" as defined by Section 2(a)(19) of the Investment Company Act of 1940.

2  The term of office for each director of the Fund shall be from the time of his or her election and qualification until the election of directors next succeeding his/her election and until his/her successor shall have been elected and shall have qualified. Absent an act by the Board of Directors to allow service by a Director after his/her seventy-second (72nd) birthday, no person shall be eligible for election as a director who has reached his/her seventy-second (72nd) birthday. Further, no person shall serve as a director past his/her seventy-second (72nd) birthday. Upon the occurrence of a director's seventy-second (72nd) birthday, the director shall cease to be a director.

3  Joseph E. DeGroff was an Interested Director from 11/4/2010 – 12/31/2015. Due to the period of time for which Mr. DeGroff has been separated from his prior employer, Ice Miller, LLP, he has become an Independent Director as of 1/1/2016.

4  By act of the Board of Directors, Gilbert F. Viets will serve a one-year term past his seventy-second (72nd) birthday.

MANAGEMENT OF THE FUND (unaudited) (continued)

Officers of the Fund

Name and Year of Birth	Current Position with the Fund	Officer Since	Principal Occupation(s) During the Past 5 Years
John C. Mason, 1964	• President[1]	8/22/2014

• President, OneAmerica Asset Management, LLC® (10/2012 to present); Senior Vice President & Chief Investment Officer, American United Life Insurance Company® (5/2013 to present); Chief Investment Officer, American United Life Insurance Company® (3/2012 to 5/2013); Vice President, Investments, American United Life Insurance Company® (8/2011 to 3/2012); Vice President, Fixed Income Securities, American United Life Insurance Company® (2/2010 to 8/2011)

Stephen L. Due, 1977	• Secretary & Chief Compliance Officer[1]	11/4/2010	• Associate General Counsel, American United Life Insurance Company® (4/2014 to present); Assistant General Counsel, American United Life Insurance Company® (6/2007 to 4/2014)
Andrew J. Michie, 1973	• Treasurer[1]	5/22/2014

• Senior Vice President & Controller, American United Life Insurance Company® (5/2016 to present); Vice President & Controller, American United Life Insurance Company® (11/2012 to 5/2016); Senior Vice President, Corporate Finance, CMFG Life Insurance Company® (2009 to 2012)

Nicholas C. Slabaugh, 1982	• Assistant Treasurer[1]	8/23/2013

• Director, Investment Accounting, American United Life Insurance Company® (7/2014 to present); Director, Accounting, American United Life Insurance Company® (7/2013 to 7/2014); Director, Separate Accounts Administration, American United Life Insurance Company® (1/2013 to 7/2013); Manager, Internal Audit, American United Life Insurance Company® (7/2011 to 1/2013); Senior Internal Auditor, American United Life Insurance Company® (11/2010 to 7/2011)

Susan E. Uhl, 1958	• Anti-Money Laundering Officer[1]	5/18/2007	• Associate General Counsel, American United Life Insurance Company® (5/2013 to present); Assistant General Counsel, American United Life Insurance Company® (2007 to 5/2013)

1  The term of office for each officer of the Fund shall be at the pleasure of the Board or until their respective successors are chosen and qualify.

OneAmerica® Funds, Inc.

One American Square, P.O. Box 368

Indianapolis, IN 46206-0368

(317) 285-1111

www.oneamericafunds.com

© 2016 American United Life Insurance Company®. All rights reserved. OneAmerica® and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

P-12757 6/30/16

ITEM 2.  CODE OF ETHICS.

Not applicable with semiannual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable with semiannual filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable with semiannual filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

Schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)         The President and Treasurer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Fund is made known to them by appropriate persons, based on their evaluations of these controls and procedures as of a date within 90 days of the filing of this report.

(b)         There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable with semiannual filing.

(a) (2)  Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

(b)  Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) are attached hereto.

ONEAMERICA FUNDS, INC. One American Square, P.O. Box 368 Indianapolis, IN 46206-0368	Phone (317) 285-1877

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAmerica Funds, Inc.

By (Signature and Title)*	/s/ John C. Mason
John C. Mason, President

Date	8/19/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Mason
John C. Mason, President

Date	8/19/16

By (Signature and Title)*	/s/ Andrew J. Michie, Treasurer
Andrew J. Michie, Treasurer
Date	8/18/16

* Print the name and title of each signing officer under his or her signature.